UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ▪ March 31, 2009 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS		PURCHASE	DATE	VALUE

	Commercial Paper (44.9%)
	Asset-Backed - Consumer Credit (2.9%)
$4,000	Ranger Funding Co., LLC(a)	0.70-0.73%	05/18/09-06/08/09	$3,995,414
2,000	Thunder Bay Funding, LLC(a)	0.50	04/17/09	1,999,556
				5,994,970
	Asset-Backed - Consumer Diversified (11.0%)
9,000	Enterprise Funding Co., LLC(a)	0.70	05/18/09	8,991,775
9,000	Park Avenue Receivables Corp., LLC(a)	0.55	05/11/09	8,994,500
3,000	Sheffield Receivables Corp.(a)	0.63	05/26/09	2,997,135
2,000	Windmill Funding Corp.(a)	0.75	04/13/09	1,999,500
				22,982,910
	Asset-Backed - Consumer Loans (10.4%)
3,500	Amsterdam Funding Corp.(a)	0.75	04/20/09	3,498,615
9,000	Jupiter Securitization Co., LLC(a)	0.55	05/11/09	8,994,500
9,000	Yorktown Capital, LLC(a)	0.70	05/18/09	8,991,775
				21,484,890
	Asset-Backed - Corporate (4.8%)
10,000	Atlantis One Funding Corp.(a)	0.75	05/04/09-05/22/09	9,991,250

	International Banks (15.8%)
5,000	Bank of Nova Scotia	0.48	05/18/09	4,996,867
5,000	Calyon North America, Inc.	0.60	04/15/09	4,998,833
5,000	Danske Corp.(a)	0.49	04/30/09	4,998,026
5,000	Intesa Funding, LLC	0.71	06/03/09	4,993,788
8,972	Rabobank (U.S.) Financial Corp.	0.65-0.70	06/15/09-07/01/09	8,957,992
4,000	Societe Generale N.A., Inc.	0.78	04/28/09	3,997,660
				32,943,166
	Total Commercial Paper (Cost $93,397,186)			93,397,186

	Repurchase Agreements (49.7%)
30,000	Banc of America Securities (dated 03/31/09; proceeds $30,000,100); fully collateralized by Federal National Mortgage Assoc., 0.00%-6.00%, due 10/01/09-05/15/11; valued at $30,600,840.	0.12	04/01/09	30,000,000
28,750	Barclays Capital LLC (dated 03/31/09; proceeds $28,750,240); fully collateralized by Government National Mortgage Assoc., 4.50%, due 05/15/39; valued at $29,612,500.	0.30	04/01/09	28,750,000
45,000	BNP Paribas Securities (dated 03/31/09; proceeds $45,000,263); fully collateralized by Federal National Mortgage Assoc., 5.00%-6.00%, due 09/01/37-08/01/48; Federal Home Loan Mortgage, 6.50%, due 05/01/37; valued at $46,350,001.	0.21	04/01/09	45,000,000
	Total Repurchase Agreements (Cost $103,750,000)			103,750,000

	Floating Rate Notes (5.6%)
	Finance-Auto (2.4%)
5,000	Toyota Motor Credit Corp.	0.56(b)	04/14/09(c)	5,000,000

	Financial Conglomerates (1.1%)
2,265	General Electric Capital Corp.	1.42(b)	06/15/09(c)	2,265,298

	International Banks (2.1%)
1,000	Bank of Nova Scotia	1.64(b)	05/06/09(c)	1,000,000
3,500	Barclays Bank PLC	1.00-1.73(b)	04/20/09-06/09/09 (c)	3,500,000
				4,500,000
	Total Floating Rate Notes (Cost $11,765,298)			11,765,298

	Total Investments (Cost $208,912,484)(d)		100.0%	208,912,484

	Liabilities in Excess of Other Assets		0.0	(94,044)

	Net Assets		100.0%	$208,818,440

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate shown is the rate in effect at March 31, 2009.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Variable Investment Series - Money Market

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$208,912,484	—	$208,912,484	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Morgan Stanley Variable Series - Limited Duration Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (29.6%)
	Aerospace & Defense (0.5%)
$400	Bae Systems Holdings Inc. - 144A (a)	4.75%	08/15/10	$404,243

	Air Freight/Couriers (0.4%)
330	FedEx Corp.	5.50	08/15/09	332,685

	Biotechnology (0.2%)
130	Amgen Inc.	4.00	11/18/09	131,682

	Cable/Satellite TV (0.7%)
490	Comcast Cable Communications, LLC	6.875	06/15/09	493,130
70	Comcast Corp.	5.85	01/15/10	71,079
				564,209
	Computer Processing Hardware (0.4%)
330	Hewlett-Packard Co.	1.371(b)	03/01/12	315,211

	Drugstore Chains (0.5%)
390	CVS Caremark Corp.	4.00	09/15/09	390,518

	Electric Utilities (1.5%)
205	Columbus Southern Power Co. (Series E)	4.40	12/01/10	200,556
355	Detroit Edison Co. (The)	6.125	10/01/10	365,666
220	Entergy Gulf States, Inc.	1.661(b)	12/01/09	215,360
405	Ohio Power Co. (Series B)	1.605(b)	04/05/10	395,677
				1,177,259
	Finance (0.5%)
390	BP Capital Markets PLC (United Kingdom)	3.125	03/10/12	391,879

	Financial Conglomerates (3.1%)
325	Citigroup Inc.	4.625	08/03/10	304,987
275	Citigroup Inc.	5.30	10/17/12	242,575
700	General Electric Capital Corp. (Series A)	5.45	01/15/13	674,673
515	JPMorgan Chase & Co.	5.375	10/01/12	516,397
410	JPMorgan Chase & Co.	6.75	02/01/11	418,129
325	Principal Life Income Funding Trust (MTN)	5.15	06/17/11	304,687
				2,461,448
	Food Retail (0.3%)
230	Safeway, Inc.	7.50	09/15/09	234,582

	Food: Major Diversified (1.3%)
295	Campbell Soup Co.	6.75	02/15/11	318,383
275	ConAgra Foods, Inc.	6.75	09/15/11	290,290
370	Kraft Foods Inc.	4.125	11/12/09	373,941
				982,614
	Foods & Beverages (0.4%)
300	Coca-Cola Enterprises	3.75	03/01/12	306,351

	Gas Distributors (0.6%)
180	NiSource Finance Corp.	1.821(b)	11/23/09	171,764
340	Sempra Energy	4.75	05/15/09	340,355
				512,119
	Home Improvement Chains (0.2%)
210	Home Depot Inc. (The)	2.046(b)	12/16/09	206,064

	Household/Personal Care (0.4%)
310	Clorox Co. (The)	4.20	01/15/10	312,208

	Industrial Conglomerates (0.4%)
275	Honeywell International, Inc.	6.125	11/01/11	299,312

	Information Technology Services (0.3%)
220	IBM Corp.	4.75	11/29/12	233,376

	Integrated Oil (1.0%)
255	Chevron Corp.	3.95	03/03/14	262,169
470	Conocophillips	8.75	05/25/10	502,784
				764,953

	Investment Banks/Brokers (1.2%)
440	Goldman Sachs Group, Inc. (The)	5.45	11/01/12	423,834
325	Goldman Sachs Group, Inc. (The)	6.875	01/15/11	328,564
260	Merrill Lynch & Co., Inc. (Series C)	5.45	02/05/13	213,313
				965,711
	Investment Managers (0.4%)
305	Mellon funding Corp.	6.40	05/14/11	307,891

	Life/Health Insurance (1.0%)
480	Met Life Global Funding I - 144A (a)	4.625	08/19/10	467,556
285	Monumental Global Funding II - 144A (a)	4.375	07/30/09	284,021
				751,577
	Major Banks (4.2%)
300	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625	11/03/09	297,237
300	Bank of America Corp.	5.375	08/15/11	279,718
130	Bank of America Corp.	4.875	09/15/12	117,419
580	Bank of Scotland HBOS PLC - 144A (United Kingdom) (a)	5.625	07/20/09	582,225
200	Credit Suisse (USA) Inc.	6.125	11/15/11	203,820
250	Credit Suisse (USA) Inc.	6.50	01/15/12	255,587
695	HSBC Finance Corp.	6.75	05/15/11	619,757
200	Wachovia Corp.	5.35	03/15/11	194,285
675	Wells Fargo Bank, NA	5.25	10/23/12	656,429
				3,206,477
	Major Telecommunications (4.3%)
590	AT&T Inc.	1.334	02/05/10	588,523
395	Bellsouth Corp.	6.00	10/15/11	411,112
175	British Telecommunications PLC (United Kingdom)	8.625(b)	12/15/10	182,199
300	Deutsche Telekom International Finance BV (Netherlands)	8.50	06/15/10	313,465
365	France telecom S.A. (France)	7.75	03/01/11	391,087
505	Telecom Italia Capital S.A. (Luxembourg)	4.875	10/01/10	494,305
220	Telefonica Europe BV (Netherlands)	7.75	09/15/10	229,816
500	Verizon Communications	7.375	09/01/12	540,806
150	Verizon Global Funding Corp.	7.25	12/01/10	158,534
				3,309,847
	Media Conglomerates (1.1%)
250	AOL Time Warner Inc.	6.875	05/01/12	254,625
135	Time Warner, Inc.	1.461(b)	11/13/09	132,499
160	Viacom Inc.	2.271(b)	06/16/09	158,901
300	Viacom Inc.	5.75	04/30/11	292,388
				838,413
	Medical Specialties (0.8%)
275	Baxter International Inc.	4.00	03/01/14	279,840
375	Hospira, Inc.	1.948(b)	03/30/10	349,846
				629,686

	Oil & Gas Production (0.5%)
335	Devon Financing Corp.	6.875	09/30/11	350,541

	Oil Refining/Marketing (0.2%)
180	Enterprise Products Operating LLP	7.50	02/01/11	183,039

	Packaged Software (0.5%)
335	Oracle Corp.	5.00	01/15/11	351,361

	Pharmaceuticals: Major (0.8%)
190	Eli Lilly & Co.	3.55	03/06/12	194,252
385	Pfizer Inc.	4.45	03/15/12	395,726
				589,978
	Property - Casualty Insurers (0.6%)
210	Bershire Hathaway Finance Corp.	4.00	04/15/12	209,825
260	Xlliac Global Funding - 144A (a)	4.80	08/10/10	219,720
				429,545
	Restaurants (0.3%)
185	Yum! Brands, Inc.	8.875	04/15/11	197,467

	Savings Banks (0.4%)
320	Sovereign Bancorp, Inc.	1.728(b)	03/23/10	292,396

	Trucks/Construction/Farm Machinery (0.6%)
395	Caterpillar Financial Services Corp. (Series MTN)	1.736(b)	08/06/10	381,842
100	PACCAR Inc.	6.375	02/15/12	103,687
				485,529
	Total Corporate Bonds (Cost $23,593,148)			22,910,171

	U.S. Government Agencies & Obligations (50.5%)
	Financial Conglomerates - FDIC Guaranteed (10.7%)
1,960	Citigroup Inc.	2.125	04/30/12	1,968,060
2,300	General Electric Capital Corp.	3.00	12/09/11	2,369,699
785	JPMorgan Chase & Co.	1.65	02/23/11	788,657
3,010	JPMorgan Chase & Co.	3.125	12/01/11	3,120,590
				8,247,006

	Investment Banks/Brokers - FDIC Guaranteed (5.0%)
3,710	Goldman Sachs Group, Inc. (The)	3.25	06/15/12	3,875,377

	Major Banks - FDIC Guaranteed (14.7%)
2,500	Bank of America Corp.	2.10	04/30/12	2,506,938
1,315	Bank of America Corp. (Series L)	3.125	06/15/12	1,361,466
3,710	PNC Funding Corp.	2.30	06/22/12	3,748,625
3,650	Key Bank, NA	3.20	06/15/12	3,792,043
				11,409,072

1,922	Federal Home Loan Mortgage Corp. (2.8%)	4.875 - 5.125	04/18/17 - 06/13/18	2,130,281

5,400	Federal National Mortgage Assoc. (7.6%)	4.375	03/15/13	5,858,233

2,531	U.S. Treasury Notes (3.4%)	2.75 - 4.75	08/15/17 - 02/15/19	2,624,275

7,390	U.S. Treasury Strips (6.3%)	0.00	11/15/19 - 11/15/21	4,905,302
	Total U.S. Government Agencies & Obligations (Cost $38,091,646)			39,049,546

	Asset-Backed Securities (8.9%)
957	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38	07/15/10	937,988
319	Capital Auto Receivables Asset Trust 2007-3 A3A	5.02	09/15/11	320,024
550	CNH Equipment Trust 2007-B A3A	5.40	10/17/11	558,418
450	CNH Equipment Trust 2009-A A1	1.736	04/15/10	450,000
975	DaimlerChrysler Auto Trust 2007-A A3A	5.00	02/08/12	942,466
1,175	Ford Credit Auto Owner Trust 2007-A A3A	5.40	08/15/11	1,168,344
650	Ford Credit Auto Owner Trust 2009-A A2A	3.24	08/15/11	650,915
600	Nissan Auto Receivable Owner Trust 2009-A A2	2.94	07/15/11	600,556
850	Nissan Auto Receivable Owner Trust 2007-B A3	5.03	05/16/11	863,556
391	USAA Auto Owner Trust 2007-2 A3	4.90	02/15/12	395,788
	Total Asset-Backed Securities (Cost $6,917,572)			6,888,055

	U.S. Government Agencies - Mortgage-Backed Securities (1.9%)
4	Federal Home Loan Mortgage Corp. PC Gold	7.50	05/01/28	4,610
1,219	Federal National Mortgage Assc.	6.50 - 7.50	03/01/24 - 11/01/33	1,305,812
160	Federal National Mortgage Assc. (ARM)	5.666	04/01/35	163,245
	Total U.S. Government Agencies Mortgage-Backed Securities (Cost $1,446,234)			1,473,667

	U.S. Government Agency - Collateralized Mortgage Obligation (0.6%)
479	Federal Home Loan Mortgage Corp. (Cost $512,834)	7.50	09/15/29	514,735

NUMBER OF
CONTRACTS
	Call Options Purchased (0.1%)
70	2 year Mid-Crv Euro$ September/2009 @ $97.75 (Cost $54,223)			44,625

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (9.8%)
	U.S. Government Agencies & Obligations (d)
$2,500	Federal Home Loan Bank	0.39	05/08/09	2,499,563
3,900	Federal Home Loan Mortgage Corp.	0.45	05/12/09	3,899,243
1,205	U.S. Treasury Bills (c)	0.10 - 0.262	05/15/09	1,204,824
	Total U.S. Government Agencies & Obligations (Cost $7,601,823)			7,603,630

	Total Investments (Cost $78,217,480) (e)(f)		101.4%	78,484,429
	Liabilities in Excess of Other Assets		(1.4)	(1,112,555)
	Total Written Options Outstanding		0.0	(5,687)
	Ne Assets		100.0%	$77,366,187

ARM	Adjustable Rate Mortgage. Interest rate in effect as of March 31, 2009.
MTN	Medium Term Note.
(a)	Resale is restricted to qualified institutional investors.
(b)	Floating rate security, rate shown is the rate in effect at March 31, 2009.
(c)	A portion of this security has been physically segregated in connection with open futures contracts.
(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(e)	Securities have been designated as collateral in connection with open futures and swap contracts.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Limited Duration

Options Written at March 31, 2009:

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE

70	2 YR MID-CRV EURO$ FUTURE	$98.50	September 2009	$8,652	$5,687

Morgan Stanley Variable Limited Duration

Futures Contracts Open at March 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

2	Short	90 Day Euro$ Future March 2012	$(486,000)	$(206)

2	Short	90 Day Euro$ Future December 2011	(486,650)	(186)

2	Short	90 Day Euro$ Future September 2011	(487,725)	(181)

2	Short	90 Day Euro$ Future June 2011	(488,750)	(169)

5	Short	U.S. Treasury Notes 10 Year, June 2009	(620,391)	1,859

28	Short	U.S. Treasury Bonds 20 Year, June 2009	(3,631,688)	(26,688)

40	Short	U.S. Treasury Notes 2 Year, June 2009	(8,715,625)	(48,013)

106	Short	U.S. Treasury Notes 5 Year, June 2009	(12,589,127)	(194,976)

		Net Unrealized Depreciation		$(268,560)

Morgan Stanley Variable Limited Duration

Interest Rate Swap Contracts Open at March 31, 2009:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)
Bank of America	$895	Fixed Rate 0.00 ^^	Floating Rate 0.00 #	May 15, 2021	$3,188

Barclays Bank	1,590	Fixed Rate 0.00 ^^	Floating Rate 0.00 #	November 15, 2019	4,347

Deutsche Bank AG Frankfurt	1,100	Fixed Rate 0.00 ^^	Floating Rate 0.00 #	November 15, 2021	7,870

UBS AG	320	Fixed Rate 0.00 ^^	Floating Rate 0.00 #	November 15, 2019	1,425

Barclays Bank	1,590	Floating Rate 0.00 #	Fixed Rate 0.00 ^^	November 15, 2019	(170,677)

Deutsche Bank AG Frankfurt	1,100	Floating Rate 0.00 #	Fixed Rate 0.00 ^^	November 15, 2021	(106,288)

JPMorgan Chase N.A. New York	705	Floating Rate 0.00 #	Fixed Rate 0.00 ^^	November 15, 2019	(70,018)

JPMorgan Chase N.A. New York	1,190	Floating Rate 0.00 #	Fixed Rate 0.00 ^^	November 15, 2020	(136,714)

JPMorgan Chase N.A. New York	895	Floating Rate 0.00 #	Fixed Rate 0.00 ^^	May 15, 2021	(104,620)

JPMorgan Chase N.A. New York	1,590	Floating Rate 0.00 #	Fixed Rate 0.00 ^^	November 15, 2021	(172,620)

UBS AG	320	Floating Rate 0.00 #	Fixed Rate 0.00 ^^	November 15, 2019	(29,909)
		Net Unrealized Depreciation			$(774,016)

#	Floating rate represents USD-3 Months LIBOR.
^^	Portfolio will receive $283,724, $436,614, $367,331, $88,415, and make payments of $616,586, $474,412, $267,984, $503,070, $391,947, $704,605 and $119,772 respectively, on termination date.

Morgan Stanley Variable Limited Duration

Credit Default Swap Contracts Open at March 31, 2009:

		NOTIONAL						CREDIT
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		RATING
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)	PAYMENTS	VALUE	OF ISSUER
Goldman Sachs International
Dow Jones Index	Sell	$1,366	0.35%	June 20, 2012	$(77,427)	$19,407	$(96,834)	NR
Barclays Bank Plc
Dow Jones Index	Sell	976	0.60	December 20, 2012	(35,987)	32,597	(68,584)	NR
Total Credit Default Swaps		$2,342			$(113,414)	$52,004	$(165,418)

NR - Not Rated

MS Variable Limited Duration

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$78,439,804	—	$78,439,804
Other Financial Instruments*	(1,117,053)	(229,623)	(887,430)	—
Total	$77,322,751	$(229,623)	$77,552,374	$0

* Other financial instruments include futures, options and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”)

determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments  March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (95.5%)
	Accident & Health Insurance (0.4%)
$945	Travelers Companies, Inc. (The)	5.80%	05/15/18	$918,501

	Aerospace & Defense (0.3%)
770	Boeing Co.	6.00	03/15/19	792,331

	Air Freight/Couriers (1.7%)
3,865	FedEx Corp. (Series 97-A)	7.50	01/15/18	3,865,323

	Airlines (0.3%)
1,240	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	787,677

	Aluminum (0.1%)
465	Alcoa Inc.	6.75	07/15/18	313,320

	Banks - Commercial (0.2%)
490	Northern Trust Co.	6.50	08/15/18	515,743

	Beverages: Alcoholic (1.7%)
470	Anheuser - Busch Companies, Inc.	5.50	01/15/18	429,599
305	Anheuser - Busch Companies, Inc.	7.20	01/15/14	319,918
610	Barardi Ltd 144A (a)	8.20	04/01/19	611,599
1,270	Diageo Capital Plc	7.375	01/15/14	1,396,778
1,415	FBG Finance Ltd. - 144A (Australia) (a)	5.125	06/15/15	1,205,925
				3,963,819
	Biotechnology (1.4%)
835	Amgen Inc.	5.70	02/01/19	849,662
1,570	Amgen Inc.	5.85	06/01/17	1,610,275
790	Biogen Idec Inc.	6.875	03/01/18	752,598
				3,212,535

	Broadcasting (0.3%)
750	Grupo Televisa S.A. (Mexico)	6.00	05/15/18	683,280

	Cable/Satellite TV (2.1%)
865	Comcast Cable Communications, Inc.	7.125	06/15/13	901,103
685	Comcast Corp.	5.70	05/15/18	643,612
270	Comcast Corp.	6.45	03/15/37	236,589
1,780	Comcast Corp.	6.50	01/15/15	1,772,084
275	DIRECTV Holdings/DIRECTTV Financing Co.	6.375	06/15/15	260,563
985	DIRECTV Holdings/DIRECTTV Financing Co.	7.625	05/15/16	970,225
				4,784,176
	Chemicals: Agricultural (0.2%)
480	Monsanto Co.	5.125	04/15/18	485,527

	Chemicals: Major Diversified (0.3%)
745	E.L. du Pont de Nemours & Co.	6.00	07/15/18	749,394

	Computer Communications (0.6%)
860	Cisco Systems Inc.	4.95	02/15/19	847,756
650	Cisco Systems Inc.	5.90	02/15/39	599,226
				1,446,982
	Computer Processing Hardware (0.6%)
730	Hewlett-Packard Co.	4.75	06/02/14	738,815
585	Hewlett-Packard Co.	5.50	03/01/18	600,928
				1,339,743
	Construction Materials (0.4%)
820	CRH America Inc.	6.00	09/30/16	578,978
480	CRH America Inc.	8.125	07/15/18	374,823
				953,801
	Data Processing Services (0.3%)
620	Fiserv, Inc.	6.80	11/20/17	580,949

	Department Stores (0.9%)
2,485	General Electric Capital Corp.	5.625	05/01/18	2,164,445

	Discount Stores (1.6%)
330	Target Corp.	6.50	10/15/37	293,304
1,110	Wal-Mart Stores Inc.	4.125	02/01/19	1,075,976
1,650	Wal-Mart Stores Inc.	5.80	02/15/18	1,807,009
55	Wal-Mart Stores Inc.	6.20	04/15/38	55,780
505	Wal-Mart Stores Inc.	5.25	09/01/35	455,401
				3,687,470
	Diversified Manufacturing (0.4%)
1,150	Tyco Electronics Group S.A. (Luxembourg)	5.95	01/15/14	943,619

	Drugstore Chains (0.5%)
1,587	CVS Lease Pass Through - 144A (a)	6.036	12/10/28	1,195,648

	Electric Utilities (9.2%)
1,610	AES Corp. (The) 144A (a)	8.00	06/01/20	1,312,150
650	Carolina Power & Light Inc.	5.15	04/01/15	661,355
670	CenterPoint Energy Resources, Corp.	6.25	02/01/37	444,345
375	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	384,262
65	CMS Energy Corp.	6.30	02/01/12	61,836
775	Consumers Energy Company	5.80	09/15/35	636,135
1,190	E.ON International Finance BV (Netherlands) 144A (a)	5.80	04/30/18	1,172,568
1,155	Electricite de France	6.95	01/26/39	1,148,366
1,280	Enel Finance InternationalS.A. (Luxembourg) 144A (a)	6.25	09/15/17	1,161,684
1,270	Exelon Corp.	6.75	05/01/11	1,287,451
365	Florida Power Corp. (Series A)	5.80	09/15/17	384,630
1,035	FPL Group Capital Inc.	6.00	03/01/19	1,061,275
950	Georgia Power Co.	5.95	02/01/39	937,502
1,520	Ohio Edison Co.	6.40	07/15/16	1,450,884
1,670	Ohio Power Company (Series K)	6.00	06/01/16	1,607,756
220	Pacific Gas & Electric Co.	6.25	03/01/39	218,658
865	Pacific Gas & Electric Co.	5.625	11/30/17	877,593
1,025	PPL Energy Supply LLC	6.50	05/01/18	902,262
230	Progress Energy Carolina	5.30	01/15/19	233,295
230	Progress Energy Inc.	7.05	03/15/19	234,746
430	Public Service Electric & Gas Co. (Series G)	6.50	08/01/38	462,895
1,015	Public Service Electric & Gas Co. (Series B)	5.125	09/01/12	1,037,936
960	Texas Eastern Transmission	7.00	07/15/32	878,437
815	Union Electric Co.	6.40	06/15/17	784,232
1,230	Virginia Electric Power Co.	8.875	11/15/38	1,508,226
430	Virginia Electric Power Co. (Series B)	5.95	09/15/17	448,499
				21,298,978
	Electrical Products (1.0%)
1,475	Cooper Industries, Inc.	5.25	11/15/12	1,518,927
735	Emerson Electric Co.	4.875	10/15/19	744,677
				2,263,604
	Electronic Components (0.4%)
991	Philips Electronics	5.75	03/11/18	975,954

	Electronic Equipment/Instruments (0.2%)
745	Xerox Corp.	6.35	05/15/18	555,906

	Electronic Production Equipment (0.3%)
1,000	KLA -Tencor Corp.	6.90	05/01/18	791,696

	Finance/Rental/Leasing (1.1%)
780	Capital One Financial Corp.	6.75	09/15/17	651,763
1,930	CIT Group, Inc.	5.65	02/13/17	1,119,251
1,060	SLM Corp. (Series A)	3.695(c)	07/26/10	752,717
				2,523,731
	Financial Conglomerates (5.2%)
1,995	American Express Credit Corp. (Series C)	7.30	08/20/13	1,853,551
1,165	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	787,517
1,735	Citigroup Inc.	5.875	05/29/37	1,336,302
480	Citigroup Inc.	6.125	05/15/18	414,997
1,845	Citigroup Inc.	5.25	02/27/12	1,645,175
1,095	JPMorgan Chase & Co.	4.75	05/01/13	1,062,372
2,430	JPMorgan Chase & Co.	6.00	01/15/18	2,458,659
2,040	JPMorgan Chase & Co.	6.75	02/01/11	2,080,447
635	Prudential Financial, Inc. (Series D)	6.625	12/01/37	344,367
				11,983,387

	Food Retail (0.8%)
835	Delhaize America, Inc.	9.00	04/15/31	889,672
610	Kroger Co. (The)	5.00	04/15/13	612,750
390	Kroger Co. (The)	6.40	08/15/17	401,012
				1,903,434
	Food: Major Diversified (1.8%)
860	ConAgra Foods, Inc.	7.00	10/01/28	833,821
740	ConAgra Foods, Inc.	8.25	09/15/30	793,329
785	General Mills Inc.	5.25	08/15/13	811,677
470	General Mills Inc.	5.65	02/15/19	479,386
380	Kraft Foods Inc.	6.125	02/01/18	381,502
100	Kraft Foods Inc.	6.125	08/23/18	100,417
70	Kraft Foods Inc.	6.75	02/19/14	75,758
610	Kraft Foods Inc.	6.875	01/26/39	600,799
				4,076,689
	Foods & Beverages (0.4%)
860	Dr Pepper Snapple Group - 144A (a)	6.82	05/01/18	813,016

	Gas Distributors (2.3%)
650	DCP Midstream LLC 144A (a)	6.75	09/15/37	438,998
1,000	Equitable Resources Inc.	6.50	04/01/18	883,956
965	NiSource Finance Corp.	6.80	01/15/19	776,784
970	NiSource Finance Corp.	1.821	11/23/09	925,615
1,060	NiSource Finance Corp.	7.875	11/15/10	1,041,994
1,370	Questar Market Resources, Inc.	6.80	04/01/18	1,228,290
				5,295,637
	Home Building (0.1%)
290	Pulte Homes, Inc.	6.375	05/15/33	178,350

	Home Improvement Chains (0.7%)
1,655	Home Depot Inc.	5.40	03/01/16	1,489,760

	Hospital/Nursing Management (0.1%)
380	Tenet Healthcare Corp.	7.375	02/01/13	304,000

	Household/Personal Care (0.3%)
410	Proctor & Gamble Co.	4.70	02/15/19	414,368
205	Proctor & Gamble Co.	5.55	03/05/37	209,548
				623,916
	Industrial Conglomerates (4.0%)
9,070	General Electric Co.	5.25	12/06/17	8,402,276
685	Honeywell International Inc.	5.30	03/01/18	701,331
				9,103,607
	Industrial Specialties (0.2%)
550	Cox Communications Inc.	8.375	03/01/39	517,388

	Information Technology Services (0.8%)
1,200	IBM Corp.	7.625	10/15/18	1,379,024
300	IBM Corp.	8.00	10/15/38	357,623
				1,736,647
	Insurance Brokers/Services (0.6%)
2,000	Farmers Insurance Exchange - 144A (a)	8.625	05/01/24	1,265,820

	Integrated Oil (2.0%)
2,725	ConocoPhillips	6.50	02/01/39	2,666,778
385	Hess Corp.	7.125	03/15/33	331,351
835	Marathon Oil Corp.	5.90	03/15/18	763,635
225	Marathon Oil Corp.	6.00	10/01/17	208,867
950	Petro-Canada (Canada)	5.95	05/15/35	650,103
				4,620,734
	International Banks (0.5%)
1,300	UBS AG (Stamford) (Series DPNT) (Switzerland)	5.875	12/20/17	1,119,942

	Investment Banks/Brokers (4.9%)
1,060	Bear Stearns Companies Inc. (The)	7.25	02/01/18	1,096,457
610	Bear Stearns Companies Inc. (The)	5.55	01/22/17	513,666
1,995	Goldman Sachs Group Inc. (The)	6.75	10/01/37	1,352,576
5,260	Goldman Sachs Group Inc. (The)	6.15	04/01/18	4,812,611
1,070	Merrill Lynch & Co., Inc.	5.45	02/05/13	877,864
3,260	Merrill Lynch & Co., Inc.	6.875	04/25/18	2,553,597
				11,206,771

	Life/Health Insurance (0.3%)
900	MetLife (Series A)	6.817	08/15/18	773,960

	Major Banks (7.3%)
2,230	Bank of America Corp.	5.65	05/01/18	1,863,560
1,865	Bank of America Corp.	5.75	12/01/17	1,568,743
1,055	Bank of New York Mellon Corp. (Series G)	4.50	04/01/13	1,046,441
545	Barclays Bank PLC (United Kingdom) 144A (a)	6.05	12/04/17	429,268
735	Credit Suisse (New York) (MTN) (Switzeland)	5.00	05/15/13	710,866
530	Credit Suisse (New York) (Switzeland)	6.00	02/15/18	463,028
615	Credit Suisse USA Inc. (Switzeland)	5.125	08/15/15	571,444
1,675	HBOS Treasury Services PLC 144A (a)	6.75	05/21/18	1,294,139
1,660	HSBC Finance Corp.	6.75	05/15/11	1,480,282
760	PNC Bank NA	6.00	12/07/17	699,273
1,370	Wachovia Bank NA	5.85	02/01/37	996,974
6,280	Wells Fargo & Co.	5.625	12/11/17	5,739,506
				16,863,524
	Major Telecommunications (7.9%)
4,070	AT&T Corp.	8.00	11/15/31	4,432,792
555	Deutsche Telekom International Finance Corp. BV (Netherlands)	8.75(c)	06/15/30	594,384
315	Deutsche Telekom International Finance Corp. BV (Netherlands)	6.75	08/20/18	316,901
925	France Telecom S.A. (France)	8.50	03/01/31	1,169,496
475	Rogers Communications Inc (Canada)	6.80	08/15/18	475,566
1,855	SBC Communications, Inc.	6.15	09/15/34	1,630,072
875	Sprint Capital Corp.	8.75	03/15/32	590,625
450	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	408,539
835	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	822,450
2,120	Telefonica Europe BV (Netherlands)	8.25	09/15/30	2,337,711
2,575	Verizon Communications	5.50	02/15/18	2,456,455
225	Verizon Communications	6.35	04/01/19	222,692
790	Verizon Communications	6.90	04/15/38	766,410
1,015	Verizon Communications	8.95	03/01/39	1,169,766
985	Verizon Communications	5.55	02/01/14	986,856
				18,380,715
	Managed Health Care (0.9%)
215	Aetna Inc.	6.50	09/15/18	211,830
1,760	UnitedHealth Group Inc.	6.00	02/15/18	1,693,789
260	Wellpoint Inc.	7.00	02/15/19	260,599
				2,166,218
	Marine Shipping (0.3%)
700	Union Pacific Corp.	6.125	02/15/20	682,681

	Media Conglomerates (3.5%)
1,050	News America Inc.	6.65	11/15/37	788,898
170	News America, Inc.	6.40	12/15/35	126,279
270	Thomson Reuters Corp.	6.50	07/15/18	251,947
2,090	Time Warner Cable Inc.	6.75	07/01/18	1,965,175
350	Time Warner Cable Inc.	8.25	04/01/19	360,277
485	Time Warner Cable Inc.	8.75	02/14/19	515,843
610	Time Warner, Inc.	6.50	11/15/36	503,169
1,915	Time Warner, Inc.	5.875	11/15/16	1,815,112
780	Viacom, Inc.	6.875	04/30/36	570,520
1,350	Vivendi 144A (France) (a)	6.625	04/04/18	1,239,685
				8,136,905
	Medical Specialties (1.8%)
400	Baxter International Inc.	5.375	06/01/18	411,926
820	Fisher Scientific International, Inc.	6.125(c)	07/01/15	815,464
3,135	Hospira, Inc.	1.948(c)	03/30/10	2,924,710
				4,152,100
	Motor Vehicles (0.6%)
1,015	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	909,728
755	Harley-Davidson Funding Corp.144A (a)	6.80	06/15/18	490,599
				1,400,327
	Multi-Line Insurance (1.2%)
2,625	AIG SunAmerica Global Financing VI 144A (a)	6.30	05/10/11	2,001,948
1,450	American General Finance Corp. (Series H)	4.625	09/01/10	668,456
				2,670,404
	Oil & Gas Pipelines (2.8%)
364	Colorado Interstate Gas Co.	6.80	11/15/15	343,031
1,265	Enterprise Products Operating LLP (Series B)	5.60	10/15/14	1,171,062
400	GAZ Capital SA 144A (Luxembourg) (a)	6.51	03/07/22	260,000
955	Kinder Morgan Energy Partners, L.P.	5.85	09/15/12	943,826
645	Kinder Morgan Finance Co. (Canada)	5.70	01/05/16	545,025

1,895	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	1,374,972
1,220	Trans-Canada Pipelines Ltd (Canada)	6.20	10/15/37	1,036,244
860	Transcontinental Gas Pipe Line Corp. (Series B)	8.875	07/15/12	876,403
				6,550,563
	Oil & Gas Production (2.4%)
380	Apache Corp.	6.90	09/15/18	415,125
665	Chesapeake Energy Corp.	7.625	07/15/13	615,125
975	Devon Financing Corp. (Canada)	7.875	09/30/31	998,894
1,220	EnCana Corp.	6.50	02/01/38	1,051,858
445	Newfield Exploration Co.	7.125	05/15/18	396,050
480	Plains Exploration & Production Co.	7.625	06/01/18	391,200
1,050	XTO Energy Inc.	5.50	06/15/18	977,000
685	XTO Energy Inc.	6.50	12/15/18	681,756
				5,527,008
	Oil Related (0.4%)
985	Transocean Inc.	6.00	03/15/18	929,557

	Oilfield Services/Equipment (0.4%)
1,035	Weatherford International Inc.	6.35	06/15/17	888,077

	Other Metals/Minerals (0.6%)
565	Brascan Corp. (Canada)	7.125	06/15/12	469,267
1,050	Rio Tinto Finance (USA) Ltd. (Australia)	6.50	07/15/18	920,451
				1,389,718
	Packaged Software (0.6%)
1,315	Oracle Corp.	5.75	04/15/18	1,374,776

	Pharmaceuticals: Major (4.3%)
740	AstraZeneca PLC	5.90	09/15/17	784,845
365	AstraZeneca PLC	6.45	09/15/37	379,863
1,630	Bristol-Myers Squibb	6.125	05/01/38	1,632,104
1,075	GlaxoSmithKline Capital Inc.	5.65	05/15/18	1,104,592
115	GlaxoSmithKline Capital Inc.	6.375	05/15/38	116,518
3,025	Pfizer Inc.	6.20	03/15/19	3,229,817
1,585	Roche Holding Inc. Ser. 144A (a)	6.00	03/01/19	1,634,419
575	Schering-Plough Corp.	6.00	09/15/17	593,771
175	Wyeth	5.45	04/01/17	175,393
255	Wyeth	5.50	02/15/16	259,725
				9,911,049
	Property - Casualty Insurers (1.6%)
975	ACE INA Holdings Inc.	5.60	05/15/15	910,123
1,680	Berkshire Hathaway Finance - 144A (a)	5.40	05/15/18	1,671,694
290	Chubb Corp.	5.75	05/15/18	286,852
1,235	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	785,076
				3,653,745
	Railroads (0.9%)
580	Canadian National Railway	5.55	03/01/19	597,304
585	Norfolk Southern Corp.	5.75	01/15/16	588,596
980	Union Pacific Corp.	5.45	01/31/13	982,967
				2,168,867
	Retail - Drugstore (0.3%)
625	Walgreen Co.	5.25	01/15/19	628,033

	Restaurants (0.8%)
300	McDonald’s Corp.	5.00	02/01/19	312,627
390	McDonalds Corp.	5.70	02/01/39	379,326
15	McDonalds Corp.	6.30	10/15/37	15,413
295	Tricon Global Restaurants, Inc.	8.875	04/15/11	314,879
235	Yum! Brands Inc.	6.25	03/15/18	219,491
710	Yum! Brands Inc.	6.875	11/15/37	590,290
				1,832,026
	Savings Banks (1.0%)
1,140	HSBC Finance Corp.	6.375	10/15/11	986,109
1,445	Sovereign Bancorp, Inc.	1.728(c)	03/23/10	1,320,351
				2,306,460
	Services to the Health Industry (0.5%)
1,180	Medco Health Solutions	7.125	03/15/18	1,173,020

	Specialty Telecommunications (0.6%)
840	Centurytel Inc.	6.00	04/01/17	702,457
715	Citizens Communications	7.125	03/15/19	564,850
				1,267,307

		Steel (0.4%)
	1,275	ArcelorMittal (Luxembourg (a)	6.125	06/01/18	923,873

		Telecommunication Equipment (0.1%)
	290	Corning Inc.	7.25	08/15/36	219,021

		Telecommunications (0.2%)
	445	Qwest Corp.	6.50	06/01/17	371,576

		Tobacco (1.5%)
	125	Altria Group Inc.	9.25	08/06/19	133,874
	460	Altria Group Inc.	9.70	11/10/18	501,504
	505	Altria Group Inc.	10.20	02/06/39	517,096
	445	BAT International Finance PLC (United Kingdom) 144A (a)	9.50	11/15/18	506,420
	45	Phillip Morris International Inc.	6.375	05/16/38	43,722
	1,680	Phillip Morris International Inc.	5.65	05/16/18	1,672,200
					3,374,816
		Trucks/Construction/Farm Machinery (0.5%)
	515	Caterpillar Financial Services Corp. (Series F)	4.90	08/15/13	490,658
	745	John Deere Capital Corp. (MTN)	5.75	09/10/18	708,718
					1,199,376
		Wireless Telecommunications (0.6%)	.
	1,395	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	1,384,748

		Total Corporate Bonds (Cost $240,692,058)			220,333,700

		Foreign Government Obligations (0.7%)
MXN	1,500	United Mexican States Bond (Mexico) (Cost $1,315,891)	5.625	01/15/17	1,474,500

		U.S. Government Agency- Mortgage Backed Sesurity (0.0%)
	$3	Federal Home Loan Mortgage Corp PC Gold
		(Cost $3,045)	6.50	12/01/28	3,122

		Short-Term Investments (2.5%) (d)
		U.S. Government Obligations (1.3%) (b)
	3,010	U.S. Treasury Bills (Cost $3,009,613)	0.16 - 0.273	05/15/09	3,009,613

	NUMBER OF
	SHARES (000)
		Investment Company (1.2%) (e)
	2,824	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,823,919) (f)			2,823,919

		Total Short-Term Investments (Cost $5,833,532)			5,833,532

		Total Investments (Cost $247,844,526)(g)(h)		98.7%	227,644,854
		Other Assets in Excess of Liabilities		1.3	3,063,895
		Net Assets		100.0%	$230,708,749

MTN	Medium Term Note.
MXN	Mexican New Peso.
(a)	Resale is restricted to qualified institutional investors.
(b)	A portion of this security has been physically segregated in connection with open futures contracts.
(c)	Floating rate security, rate shown is the rate in effect at March 31, 2009.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Momey Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(f)	May include cash designated as collateral in connection with open swap contracts.
(g)	Securities have been designated as collateral in connection with securities on forward commitment basis, open futures and swaps contracts.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at March 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

129	Long	U.S. Treasury Notes 2 Year, June 2009	$28,107,890	$119,247
199	Long	U.S. Treasury Notes 5 Year, June 2009	23,634,360	364,587
64	Short	U.S. Treasury Notes 20 Year, June 2009	(8,301,000)	(242,328)
339	Short	U.S. Treasury Notes 10 Year, June 2009	(42,062,486)	(805,265)

		Net Unrealized Depreciation		$(563,760)

Interest Rate Swap Contracts Open at March 31, 2009:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND #	DATE	(DEPRECIATION)
Bank of America, N.A.	$1,185	Floating Rate 0.00 #%	Fixed Rate 1.57%	March 20, 2018	$68,456
Bank of America, N.A.	905	Floating Rate 0.00 #	Fixed Rate 0.88	September 20, 2017	8,615
Bank of America, N.A.	1,695	Floating Rate 0.00 #	Fixed Rate 2.90	March 20, 2013	(61,432)
Goldman Sachs & Co.	3,403	Fixed Rate 1.40	Floating Rate 0.00 #	December 20, 2012	(289,739)
Goldman Sachs & Co.	5,578	Fixed Rate 1.40	Floating Rate 0.00 #	December 20, 2012	(454,834)
Goldman Sachs & Co.	8,940	Fixed Rate 1.55	Floating Rate 0.00 #	June 20, 2013	(410,851)
Goldman Sachs & Co.	3,248	Fixed Rate 1.40	Floating Rate 0.00 #	December 20, 2012	(272,668)
Goldman Sachs & Co.	505	Floating Rate 0.00 #	Fixed Rate 1.08	March 20, 2013	47,686

		Net Unrealized Depreciation			$(1,364,767)

#  Floating rate represents USD-3 Months LIBOR.

MS Variable Income Plus

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$227,644,854	$2,823,910	$224,820,944	—
Other Financial Instruments*	(1,928,527)	(563,760)	(1,364,767)	—
Total	$225,716,327	$2,260,150	$223,456,177	$0

* Other financial instruments include futures and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$10,003
Net purchases (sales)	(17,563)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	1,357,973
Realized gains (losses)	(1,350,413)
Ending Balance	$0

Net change in unrealized appreciation/ depreciation from investments still held as of March 31, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - High Yield Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (92.0%)
	Advertising/Marketing Services (0.1%)
$810	Idears Inc. (b)	8.00%	11/15/16	$25,313

	Aerospace & Defense (2.0%)
560	Bombardier Inc. 144A (a)	6.30	05/01/14	397,600
80	Hawker Beechcraft ACQ Co.	8.50	04/01/15	20,800
115	L-3 Communications Corp.	5.875	01/15/15	107,238
				525,638
	Alternative Power Generation (0.8%)
225	NRG Energy, Inc.	7.375	01/15/17	209,813

	Aluminum (0.5%)
350	Novelis, Inc. - 144A (Canada) (a)	7.25	02/15/15	141,750

	Apparel/Footwear (1.6%)
190	Oxford Industries, Inc.	8.875	06/01/11	139,650
300	Phillips-Van Heusen Corp.	7.25	02/15/11	290,250
				429,900
	Apparel/Footwear Retail (1.5%)
145	American Stores Co. (b)	7.50	05/01/37	145,725
330	Brown Shoe Co., Inc.	8.75	05/01/12	268,950
				414,675
	Auto Parts: O.E.M. (0.3%)
210	ArvinMeritor, Inc. (b)	8.75	03/01/12	76,650

	Automotive Aftermarket (0.3%)
150	KAR Holdings, Inc.	8.75	05/01/14	80,250

	Beverages: Alcoholic (0.6%)
175	Constellation Brands, Inc. (b)	7.25	05/15/17	167,125

	Broadcasting (1.1%)
310	Univision Communications Inc. (b)	7.85	07/15/11	199,950
210	XM Satellite Radio Holdings Inc - 144A (a)	13.00	08/01/13	97,125
				297,075
	Building Products (1.7%)
100	Hanson PLC (b)	7.875	09/27/10	65,019
275	Interface Inc.	9.50	02/01/14	196,625
145	Interface Inc.	10.375	02/01/10	139,925
410	Nortek Inc.	8.50	09/01/14	43,050
				444,619
	Cable/Satellite TV (8.7%)
182	CCH I LLC/CCH I Cap Co. (b)	11.00	10/01/15	20,475
135	CCH II LLC/CCH II (b)	10.25	10/01/13	120,825
470	CSC Holdings Inc - 144A (a)	8.625	02/15/19	454,725
120	CSC Holdings Inc - 144A (a)	8.50	06/15/15	117,900
35	DIRECTV Holdings/DIRECTV Finance Co. (b)	6.375	06/15/15	33,163
300	DIRECTV Holdings/DIRECTV Finance Co. (b)	7.625	05/15/16	295,500
330	Echostar DBS Corp.	6.625	10/01/14	296,175
805	Intelsat Corp. - 144A (a)	9.25	06/15/16	748,650
65	NTL Cable PLC (United Kingdom)	8.75	04/15/14	61,750
205	NTL Cable PLC (United Kingdom) (b)	9.125	08/15/16	191,675
				2,340,838
	Casino/Gaming (3.1%)
4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (j) (c)	13.50	03/01/10	0
399	Harrah’s Operating Co., Inc - 144A (a)	10.00	12/15/15	125,685
285	Las Vegas Sands Corp. (b)	6.375	02/15/15	135,375
605	MGM MIRAGE Inc. - 144A (a)	13.00	11/15/13	453,750
220	MGM Mirage Inc. (b)	6.00	10/01/09	119,900
7,210	Resort At Summerlin LP/Ras Co. (Series B) (j) (c)	13.00	12/15/07	0
				834,710

	Chemicals: Agricultural (0.8%)
245	Terra Capital Inc.	7.00	02/01/17	226,625

	Chemicals: Major Diversified (0.3%)
130	Westlake Chemical Corp. (b)	6.625	01/15/16	91,650

	Chemicals: Specialty (2.2%)
45	Airgas Inc. (b)	7.125	10/01/18	43,313
180	Innophos Holdings Inc. - 144A	9.50	04/15/12	126,900
175	Innophos, Inc.	8.875	08/15/14	144,375
150	Koppers Industry Inc.	9.875	10/15/13	138,000
150	Nalco Co.	7.75	11/15/11	148,500
				601,088
	Coal (1.2%)
140	Foundation PA Coal Co.	7.25	08/01/14	127,750
215	Massey Energy Co. - 144A (a) (b)	6.875	12/15/13	188,125
				315,875
	Containers/Packaging (2.6%)
260	Berry Plastics Holding Corp. - 144A (a)	8.875	09/15/14	146,900
210	Graham Packaging Company Inc. (b)	9.875	10/15/14	136,500
200	Graphic Packaging International Corp. (b)	9.50	08/15/13	144,000
150	Owens-Illinois, Inc. (b)	7.50	05/15/10	152,250
145	Solo Cup Co. (b)	8.50	02/15/14	106,575
				686,225
	Data Processing Services (1.1%)
65	Sungard Data Systems Inc. - 144A (a)	10.625	05/15/15	57,200
280	Sungard Data Systems Inc. - 144A (a) (b)	9.125	08/15/13	245,000
				302,200
	Department Stores (0.2%)
290	Bon-Ton Department Stores Inc.	10.25	03/15/14	50,750

	Drugstore Chains (0.2%)
270	Rite Aid Corp. (b)	8.625	03/01/15	62,100

	Electric Utilities (7.2%)
270	AES Corp. (The) (b)	7.75	03/01/14	243,000
170	AES Corp. (The) 144A (a)	8.00	06/01/20	138,550
215	AES Corp. (The) 144A (a)	9.75	04/15/16	203,175
200	Edison Mission Energy (b)	7.00	05/15/17	147,000
285	Intergen - 144A (a)	9.00	06/30/17	259,350
115	IPALCO Enterprises, Inc.	8.625	11/14/11	110,400
495	Mirant Americas Generation, LLC (b)	8.50	10/01/21	368,775
265	Reliant Energy Inc. (b)	7.875	06/15/17	210,675
160	Texas Competitive Electric Holdings LLC - 144A (b)	10.25	11/01/15	80,800
370	Texas Competitive Electric Holdings LLC - 144A (b)	10.25	11/01/15	186,850
				1,948,575
	Electrical Products (1.8%)
120	Balder Electric Co. (b)	8.625	02/15/17	95,700
500	Ormat Funding Corp.	8.25	12/30/20	377,491
				473,191
	Electronic Components (0.5%)
140	Flextronics International Ltd. (l)	6.50	05/15/13	125,300

	Electronic Distributors (0.8%)
215	Anixter International Inc. (b)	10.00	03/15/14	200,488

	Engineering & Construction (0.5%)
175	Edison Mission Energy	7.75	06/15/16	133,875

	Finance/Rental/Leasing (2.4%)
685	Ford Motor Credit Co LLC.	7.25	10/25/11	487,947
190	United Rentals NA, Inc. (b)	6.50	02/15/12	152,950
				640,897
	Financial Conglomerates (1.5%)
246	General Motors Acceptance Corp. - 144A (a) (b)	6.75	12/01/14	143,106
379	General Motors Acceptance Corp. - 144A (a)	6.875	09/15/11	269,461
				412,567
	Food Retail (2.4%)
60	Albertson’s, Inc.	7.50	02/15/11	59,775
257	CA FM Lease Trust - 144A (a)	8.50	07/15/17	265,078
210	Supervalu Inc.	7.50	05/15/12	207,375

120	Supervalu Inc.	7.50	11/15/14	117,750
				649,978
	Food: Meat/Fish/Dairy (1.5%)
225	Michael Foods Inc. (Series B)	8.00	11/15/13	201,375
305	Pilgrim’s Pride Corp. (c)	7.625	05/01/15	197,488
				398,863
	Forest Products (0.1%)
30	Crown Americas, Inc. - 144A (a)	7.625	11/15/13	30,263

	Health Care (0.3%)
80	Fresenius US Finance II - 144A (a)	9.00	07/15/15	83,600

	Home Building (0.1%)
40	Pulte Homes, Inc.	6.375	05/15/33	24,600

	Hospital/Nursing Management (3.9%)
255	Community Health Systems (b)	8.875	07/15/15	242,250
70	HCA, Inc. (b)	9.125	11/15/14	65,975
300	HCA, Inc	6.25	02/15/13	226,500
255	HCA, Inc.	5.75	03/15/14	168,300
210	Sun Healthcare Group Inc. (b)	9.125	04/15/15	197,400
180	Tenet Healthcare Corp.	7.375	02/01/13	144,000
				1,044,425
	Industrial Specialties (1.0%)
295	JohnsonDiversey, Inc.	9.625	05/15/12	268,450

	Information Technology Services (0.5%)
215	Vangent Inc.	9.625	02/15/15	140,825

	Integrated Oil (0.3%)
90	Cimarex Energy Co.	7.125	05/01/17	72,900

	Major Telecommunications (0.8%)
140	Sprint Capital Corp. (b)	6.90	05/01/19	99,400
175	Sprint Nextel Corp.	6.00	12/01/16	126,000
				225,400
	Medical Specialties (0.2%)
65	Invacare Corp.	9.75	02/15/15	62,888

	Medical/Nursing Services (3.6%)
95	DaVita Inc. - 144A (a)	6.625	03/15/13	92,625
505	Fresenius Medical Care Capital Trust	7.875	06/15/11	513,838
290	Select Medical Corp.	7.625	02/01/15	189,225
310	Select Medical Corp.	7.654	09/15/15	167,400
				963,088
	Metal Fabrications (0.5%)
145	Hexcell Corp. (b)	6.75	02/01/15	123,250

	Miscellaneous Commercial Services (1.6%)
425	Iron Mountain Inc. (b)	8.625	04/01/13	427,125

	Motor Vehicles (0.1%)
215	General Motors Corp. (b)	8.375	07/15/33	26,875

	Oil - Exploration & Production (1.1%)
115	Forest Oil Corp.	6.875	06/15/14	103,008
165	Forest Oil Corp. (b)	7.25	06/15/19	131,175
170	Forest Oil Corp. (b)	7.625	07/15/11	165,082
185	Forest Oil Corp.	7.75	05/01/14	165,113
25	Forest Oil Corp. (b)	12.00	12/12/13	26,438
				590,816
	Oil & Gas Pipelines (2.4%)
375	Pacific Energy Partners/Finance	7.125	06/15/14	347,774

	Oil & Gas Production (7.5%)
70	Chaparral Energy, Inc. (b)	8.875	02/01/17	24,500
445	Chaparral Energy, Inc.	8.50	12/01/15	155,750
130	Chesapeake Energy Corp. (b)	6.50	08/15/17	106,600
150	Chesapeake Energy Corp. (b)	6.375	06/15/15	127,125
120	Chesapeake Energy Corp.	7.50	09/15/13	110,400

305	Hilcorp Energy/Finance - 144A (a)	7.75	11/01/15	224,175
255	Newfield Exploration Co.	6.625	09/01/14	232,050
60	Newfield Exploration Co. (b)	7.125	05/15/18	53,400
250	Opti Canada Inc. (b)	8.25	12/15/14	113,125
235	Petrohawk Energy Corp. - 144A (a)	10.50	08/01/14	235,000
295	Plains Exploration & Production Co.	7.625	06/01/18	240,425
105	Plains Exploration & Production Co.	7.75	06/15/15	90,825
125	Plains Exploration & Production Co. (b)	10.00	03/01/16	118,750
265	Sandridge Energy	8.625	04/01/15	173,575
				2,005,700
	Oilfield Services/Equipment (0.6%)
205	CIE Gener de Geophysique S.A. (France)	7.50	05/15/15	162,975

	Other Consumer Services (1.5%)
270	Expedia, Inc. - 144A (a)	8.50	07/01/16	230,850
260	Ticketmaster Entertainment, Inc. - 144A (a)	10.75	07/28/16	178,100
				408,950
	Pharmaceuticals: Major (0.9%)
260	Warner Chilcott Corp.	8.75	02/01/15	250,900

	Pharmaceuticals: Other (0.4%)
110	Axcan Intermediate Holdings	12.75	03/01/16	103,125

	Publishing: Books/Magazines (0.3%)
327	Dex Media West/Finance (b)	9.875	08/15/13	66,218

	Pulp & Paper (1.8%)
410	Georgia Pacific Corp. - 144A (a)	7.125	01/15/17	381,300
110	Glatfelter P.H. - 144A (a)	7.125	05/01/16	94,325
				475,625
	Railroads (0.4%)
125	Kansas City Southern	12.50	04/01/16	119,063

	Real Estate Investment Trusts (0.9%)
30	Host Marriott LP (b)	6.375	03/15/15	22,350
255	Host Marriott LP (b)	7.125	11/01/13	207,188
				229,538
	Recreational Products (1.0%)
140	Mohegan Tribal Gaming (b)	6.375	07/15/09	115,500
185	Scientific Games Corp.	6.25	12/15/12	162,800
				278,300
	Services to the Health Industry (2.7%)
150	Biomet Inc.	11.625	10/15/17	133,125
230	HEALTHSOUTH Corp. (b)	10.75	06/15/16	226,550
345	Omnicare Inc.	6.75	12/15/13	314,813
70	Omnicare Inc.	6.875	12/15/15	63,000
				737,488
	Specialty Stores (0.2%)
145	Sonic Automotive, Inc.	8.625	08/15/13	43,500

	Specialty Telecommunications (5.0%)
230	American Tower Corp. (b)	7.125	10/15/12	232,300
310	American Tower Corp. (b)	7.50	05/01/12	313,100
450	Frontier Communications	9.00	08/15/31	311,063
40	Qwest Capital Funding, Inc.	7.00	08/03/09	40,100
350	Qwest Capital Funding - 144A (a) (b)	7.25	02/15/11	336,000
125	Windstream Corp. (b)	8.125	08/01/13	123,750
				1,356,313
	Utilities (0.5%)
146	Midwest Generation, LLC (Series B)	8.56	01/02/16	135,499

	Wholesale Distributors (0.7%)
235	RBS Global & Rexnold Corp. (a)	9.50	08/01/14	191,525

	Wireless Telecommunications (1.6%)
75	Crown Castle International Corp.	9.00	01/15/15	75,563
140	Nextel Communications, Inc.	6.875	10/31/13	80,500
275	Wind Acquisition Finance SA - 144A (a)	10.75	12/01/15	273,615
				429,678

	TOTAL CORPORATE BONDS (Cost $40,108,660)			24,735,279

	CONVERTIBLE BONDS (1.4%)
	Cable/Satellite TV (1.1%)
295	Charter Communications Inc. - 144A (a) (b)	10.875	09/15/14	287,625

	Oilfield Services/Equipment (0.3%)
140	Key Energy Services, Inc.	8.375	12/01/14	88,900

	TOTAL CONVERTIBLE BONDS (Cost $358,876)			376,525

NUMBER OF
SHARES
	COMMON STOCKS (0.1%)
	Casino/Gaming (0.0%) (e)
2,000	Fitzgeralds Gaming Corp. (j) (f)			0

	Food: Specialty/Candy (0.0%) (d) (e)
2,375	SFAC New Holdings Inc. (g) (j)			0
436	SFFB Holdings Inc. (g) (j)			0
				0
	Restaurants (0.1%) (d) (e) (j)
3,374	American Restaurant Group Holdings, Inc. (Class A)			26,992

	Specialty Telecommunications (0.0%) (d) (e) (h) (j)
12,688	Birch Telecom Inc.			127

	Textiles (0.0%) (d) (e) (j)
298,461	U.S. Leather, Inc.			0

	Wireless Telecommunications (0.0%) (d)
521	USA Mobility, Inc. (b)			4,798

	TOTAL COMMON STOCKS (Cost $41,765,945)			31,917

	PREFERRED STOCKS (0.1%)
	Finance/Rental/Leasing (0.1%)
172	General Motors Acceptance Corp. - 144A (a) (Cost $72,132)			34,255

			EXPIRATION
			DATE
	WARRANTS (0.0%) (c)
	Casino/Gaming (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A*		03/01/10	0

	Personnel Services (0.0%)
42,250	Comforce Corp. - 144A*		12/01/09	0

	TOTAL WARRANTS (Cost $127,585)			0

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENTS (32.8%)
	Securities Held as Collateral on Loaned Securities (28.8%)
	Repurchase Agreements (5.7%)
$310	Barclays Capital (0.713%, dated 03/31/09, due 04/01/09; proceeds $309,705.54; fully collateralized by General Motors preferred convertible common stock at the date of this Portfolio of Investments; valued at $325,203).			309,693
924	Bank of America Securities LLC (0.25% - 0.413% dated 03/31/09, due 04/01/09; proceeds $924,321; fully collateralized by U.S. Government Agency security and common stock at the date of this Portfolio of Investments as follows: Freddie Mac Giant 5.50% due 06/01/38; Breeds Hill Capital Co.; valued at $942,868).			924,311
310	Citigroup (0.713%, dated 03/31/09, due 04/01/09; proceeds $309,706; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Expedia Equity Fund; AnnTaylor Stores Corp. and Plains Exploratio & Productio Co.; valued at $325,209)			309,693
	Total Repurchase Agreements (Cost $1,543,698)			1,543,698

NUMBER OF
SHARES (000)
	Investment Company (23.1%) (I)
6,215	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio — Institutional Class (Cost $6,214,842)		6,214,842

	Total Securities Held as Collateral on Loaned Securities (Cost $7,758,540)		7,758,540

	Investment Company (4.0%) (i)
1,071	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,070,614)		1,070,614

	Total Short-Term Investments (Cost $8,829,154)		8,829,154

	TOTAL INVESTMENTS (Cost $91,262,352) (k)	126.4%	34,007,129
	LIABILITIES IN EXCESS OF OTHER ASSETS	(26.4)	(7,103,294)
	NET ASSETS	100.0%	$26,903,835

ADR	American Depositary Receipt.
(a)	Resale is restricted to qualified institutional investors.
(b)

The values of loaned securities and related cash collateral outstanding at March 31, 2009 were $6,961,200 and $7,758,539, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-Income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-Income producing security.
(f)	Resale is restricted, acquired (12/22/98) at a cost basis of $9,020.
(g)	Resale is restricted, acquired (06/10/99) at a cost basis of $24.
(h)	Resale is restricted, acquired (between 06/18/98 and 08/25/98) at a cost basis of $6,473,685.
(i)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(j)

Securities with total market value equal to $27,119 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Directors.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - High Yield Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$34,007,129	$7,290,254	$26,689,756	$27,119

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$27,119
Net purchases (sales)	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$27,119

Net change in unrealized appreciation/ depreciation from investments still held as of March 31, 2009	$0

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Global Infrastructure

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.4%)
	Australia (6.9%)
	Gas Distributors
31,191	AGL Energy Ltd. (b)	$325,013

	Industrial
48,300	ConnectEast Group (b)	13,653

	Investment Trusts/Mutual Funds
1,612	Macquarie Infrastructure Group (b)	1,653,600

	Other Transportation
435,405	Macquarie Airports (b)	551,128
622,342	Transurban Group (b) (e)	2,026,480
		2,577,608
	Utilities
276,741	Spark Infrastructure Group (b)	196,366
	Total Australia	4,766,240

	Austria (0.0%)
	Other Transportation
383	Flughafen Wien AG (a) (b)	11,185

	Belgium (0.0%)
	Shipping
503	Euronav S.A. (b)	7,402

	Bermuda (1.3%)
	Other Transportation
166,000	Cosco Pacific Ltd. (b)	163,919

	Shipping
19,600	Frontline Ltd. (b) (e)	351,627
400	Nordic American Tanker Shipping Ltd. (e)	11,720
		363,347
	Marine Shipping
32,400	Ship Finance International Ltd. (e)	212,544
10,000	Tsakos Energy Navigation Ltd. (e)	140,900
		353,444
	Total Bermuda	880,710

	Brazil (3.3%)
	Electric Utilities
17,100	AES Tiete S.A. (Perference)	130,918
900	Companhia Energetica de Minas Gerais (ADR)	13,302
60,000	Electropaulo Metropolitanna S.A.	846,557
		990,777
	Energy
20,400	EDP - Energias do Brasil S.A.	213,871

	Other Transportation
40,500	Companhia de Concessoes Rodoviarias	369,602

	Public Power
22,200	Equatorial Energia S.A.	111,012

	Waste Management
18,600	Companhia de Saneamento de Minas Gerais (a)	158,358

	Wireless Telecommunications
83,087	Tele Celular Sul Participacoes S.A. (Pref.)	102,795
23,104	Vivo Participacoes S.A.	303,074
		405,869
	Total Brazil	2,249,489

	Canada (8.4%)
	Communications - Equipment & Software
5,900	BCE Inc.	117,551

	Electric Utilities
4,100	ATCO Ltd. (Class I)	117,069
9,500	Canadian Utilities Ltd.	276,908
		393,977
	Gas Distributors
127,600	TransCanada Corp. (e)	3,018,963

	Oil & Gas Pipelines
77,000	Enbridge Inc. (e)	2,219,979
	Total Canada	5,750,470

	Cayman Islands (0.3%)
	Other Transportation
392,000	Hopewell Highway Infrastructure Ltd. (b)	221,014

	Chile (0.0%)
	Electric Utilities
700	Enersis S.A. (ADR)	10,570

	China (2.2%)
	Oil Related
44,100	Dalian Port (PDA) Co. Ltd. (b)	14,220

	Other Transportation
586,000	Beijing Capital International Airport Co. Ltd. (b)	260,936
38,000	Jiangsu Expressway Co. Ltd. (b)	25,797
1,706,000	Zhejiang Expressway Co., Ltd. (H Shares) (b)	1,243,995
		1,530,728
	Total China	1,544,948

	Denmark (0.1%)
	Transportation
11,400	Dampskibsselskabet Torm A.S. (b) (e)	87,120

	Finland (0.7%)
	Electric Utilities
26,539	Fortum Oyj (b)	505,163

	France (6.7%)
	Electric Utilities
19,481	Electricite de France (EDF) (b)	765,070

	Engineering & Construction
6,321	Vinci S.A. (b)	234,126

	Gas Distributors
62,887	GDF Suez (b) (e)	2,162,201

	Other Transportation
11,500	Aeroports de Paris (ADP) (b) (e)	610,068

	Transportation
5,912	Societe des Autoroutes Paris-Rhin-Rhone (SAPRR) (b)	376,867

	Water Utilities
20,782	Veolia Environnement (b)	433,072
	Total France	4,581,404

	Germany (8.5%)
	Electric Utilities
60,637	E.ON AG (b) (e)	1,687,854
26,448	RWE AG (b)	1,859,443
		3,547,297

	Major Telecommunications
27,007	Deutsche Telekom AG (b)	335,977

	Other Transportation
25,260	Fraport AG (b) (e)	812,681
46,337	Hamburger Hafen und Logistik AG (HHLA) (b)	1,147,040
		1,959,721
	Total Germany	5,842,995

	Hong Kong (2.3%)
	Electric Utilities
72,000	China Resources Power Holdings Co., Ltd. (b)	150,628
22,000	CLP Holdings Ltd. (b)	151,166
		301,794
	Major Telecommunications
382,000	China Unicom Ltd. (b)	400,262

	Other Transportation
368,000	China Merchants Holdings International Co. Ltd. (b)	862,997
	Total Hong Kong	1,565,053

	Italy (8.6%)
	Electric Utilities
301,013	Enel S.p.A. (b)	1,443,743
138,573	Terna - Rete Elettrica National S.p.A. (b) (e)	431,681
		1,875,424
	Industrial
51,000	Ansaldo STS S.p.A. (b)	810,571

	Other Transportation
211,541	Atlantia S.p.A. (b)	3,199,179
	Total Italy	5,885,174

	Japan (6.2%)
	Electric Utilities
7,200	Chubu Electric Power Co., Inc. (b) (e)	158,421
5,000	Electric Power Development Co., Ltd. (b)	148,521
19,200	Kansai Electric Power Co., Inc. (The) (b) (e)	417,257
9,300	Kyushu Electric Power Co., Inc. (b)	208,173
4,000	Shikoku Electric Power Co., Inc. (b)	106,851
4,900	Tohoku Electric Power Co., Inc. (b)	107,622
35,200	Tokyo Electric Power Co., Inc. (The) (b) (e)	878,688
		2,025,533
	Engineering & Construction
30,000	COMSYS Holding Corp (b)	252,582

	Major Telecommunications
5,699	Nippon Telegraph & Telephone Corp. (NTT) (b)	216,455

	Marine Shipping
137,000	Kamigumi Co., Ltd. (b) (e)	909,711

	Other Transportation
18,700	Japan Airport Terminal Co., Ltd. (b) (e)	199,453
58,000	Mitsubishi Logistics Corp. (b) (e)	570,061
		769,514
	Wireless Telecommunications
23	KDDI Corp. (b)	108,532
	Total Japan	4,282,327

	Malaysia (0.3%)
	Other Transportation
292,500	PLUS Expressways Berhad (b)	236,203

	Marshall Island (0.5%)
	Marine Shipping
11,100	General Maritime Corp.	77,700
17,400	Teekay Shipping Corp. (e)	247,602
	Total Marshall Island	325,302

	Mexico (1.6%)
	Other Transportation
1,100	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	20,075
335,000	Grupo Aeroportuario del Pacifico SAB de CV (B Shares)	608,983
4,000	Grupo Aeroportuario del Sureste SAB de CV (ADR) (e)	115,120
		744,178
	Wireless Telecommunications
282,300	America Movil SAB de C.V. (Series L)	384,438
	Total Mexico	1,128,616

	Netherlands (3.9%)
	Transportation - International
44,752	Koninklijke Vopak NV (b)	1,790,958
15,700	Smit Internationale NV (b)	896,066
	Total Netherlands	2,687,024

	New Zealand (0.7%)
	Major Telecommunications
259,473	Telecom Corp. of New Zealand Ltd. (b)	338,311

	Other Transportation
111,264	Auckland International Airport Ltd. (b)	108,681
	Total New Zealand	446,992

	Portugal (1.1%)
	Electric Utilities
102,122	Energias de Portugal, S.A. (b) (e)	354,725

	Other Transportation
55,980	Brisa (b)	386,034
	Total Portugal	740,759

	South Korea (0.3%)
	Electric Utilities
23,000	Korea Electric Power Corp. (ADR)	210,450

	Spain (8.4%)
	Electric Utilities
321,595	Iberdrola S.A. (b) (e)	2,258,224

	Electrical Products
19,756	Gamesa Corp. Tecnologica, S.A. (b)	253,459

	Engineering & Construction
43,616	Cintra Concesiones de Infraestructuras de Transporte S.A. (b)	195,228

	Gas Distributors
8,062	Gas Natural SDG, S.A. (b) (e)	110,254

	Major Telecommunications
20,000	Telefonica S.A. (b)	399,441

	Other Transportation
164,298	Abertis Infraestructuras S.A. (b)	2,568,584
	Total Spain	5,785,190

	Switzerland (0.3%)
	Transportation - International
1,046	Flughafen Zuerich AG (b)	188,405

	Turkey (0.3%)
	Specialty Telecommunications
92,100	Turk Telekomunikasyon A.S. (a) (b)	213,509

	United Kingdom (5.8%)
	Electric Utilities
111,085	Drax Group PLC (b)	821,812
80,376	International Power PLC (b)	240,897
78,132	National Grid PLC (b)	600,700
10,226	Scottish & Southern Energy PLC (b)	162,407
		1,825,816
	Gas Distributors
391,477	Centrica PLC (b)	1,280,113

	Marine Shipping
9,795	Forth Ports PLC (b)	127,443

	Miscellaneous Commercial Services
84,200	BBA Aviation PLC (b)	99,290

	Utilities
81,700	Pennon Group PLC (b)	472,220
11,334	Severn Trent PLC (b)	160,718
		632,938
	Total United Kingdom	3,965,600

	United States (19.7%)
	Electric Utilities
10,500	Allegheny Energy, Inc.	243,285
14,600	American Electric Power Co., Inc.	368,796
9,400	Dominion Resources, Inc. (e)	291,306
20,532	Duke Energy Corp.	294,018
7,500	Entergy Corp.	510,675
56,800	Exelon Corp.	2,578,152
6,300	FirstEnergy Corp.	243,180
9,100	FPL Group, Inc.	461,643
25,100	IDACORP, Inc.	586,336
15,100	NSTAR	481,388
6,000	PG&E Corp.	229,320
5,100	PPL Corp.	146,421
66,000	Public Service Enterprise Group Inc.	1,945,020
11,500	Southern Co.	352,130
		8,731,670
	Energy
91,216	Spectra Energy Corp.	1,289,794

	Gas Distributors
36,600	Atmos Energy Corp.	846,192
4,800	Energen Corp.	139,824
2,300	Sempra Energy	106,352
5,100	Southern Union Co.	77,622
10,200	UGI Corp. (e)	240,822
109,900	Williams Companies, Inc. (The)	1,250,662
		2,661,474
	Oil & Gas Pipelines
101,900	El Paso Corp.	636,875
5,800	Kinder Morgan Management, LLC	236,408
		873,283
	Total United States	13,556,221
	Total Common Stocks
	(Cost $72,883,197)	67,675,535

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (23.1%)
	Securities Held as Collateral on Loaned Securities (21.6%)
	Repurchase Agreements (4.3%)
$593	Barclays Capital (0.713%, dated 03/31/09, due 04/01/09; proceeds $592,848; fully collateralized by General Motors preferred convertible common stock at the date of this Portfolio of Investments; valued at $622,527).	592,836
1,769	Bank of America Securities LLC (0.25% - 0.413% dated 03/31/09, due 04/01/09; proceeds $1,769,399; fully collateralized by U.S. Government Agency security and common stock at the date of this Portfolio of Investments as follows: Freddie Mac Giant 5.50% due 06/01/38; Breeds Hill Capital Co.; valued at $1,804,904).	1,769,381

593	Citigroup (0.713%, dated 03/31/09, due 04/01/09; proceeds $592,848; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Expedia Equity Fund; AnnTaylor Stores Corp. and Plains Exploratio & Productio Co.; valued at $622,538)		592,836
	Total Repurchase Agreements (Cost $2,955,051)		2,955,053

NUMBER OF
SHARES (000)
	Investment Company (17.3%)
11,897	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class (Cost $11,896,885)		11,896,884
	Total Securities Held as Collateral on Loaned Securities (Cost $14,851,937)		14,851,937

	Investment Company (c) (1.5%)
995	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $995,189)		995,189

	Total Short-Term Investments (Cost $15,847,126)		15,847,126

	Total Investments (Cost $88,730,323) (f)	121.5%	83,522,661
	Liabilities in Excess of Other Assets	(21.5)	(14,769,289)
	Net Assets	100.0%	$68,753,372

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value equal to $44,079,253 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)

The Portfolio invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a porttion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Portfolio in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(d)	Securities have been designated as collateral in connection with forward foreign currency contracts.
(e)

The values of loaned securities and related collateral outstanding at March 31, 2009 were $14,480,150 and $15,016,406, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $164,468 was received in the form of U.S. Government Obligations, Foreign Government Obligations and Common Stock, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Global Infrastructure

Summary of Investments March 31, 2009 (unaudited)

			PERCENT OF
INDUSTRY	VALUE		TOTAL INVESTMENTS
Electric Utilities	$23,796,490		34.7%
Other Transportation	16,319,215		23.8
Gas Distributors	9,558,018		13.9
Oil & Gas Pipelines	3,093,262		4.5
Transportation - International	2,875,429		4.2
Marine Shipping	1,715,900		2.5
Major Telecommunications	1,690,446		2.5
Investment Trusts/Mutual Funds	1,653,600		2.4
Energy	1,503,665		2.2
Investment Company	995,189		1.4
Wireless Telecommunications	898,839		1.3
Utilities	829,304		1.2
Industrial	824,224		1.2
Engineering & Construction	681,936		1.0
Transportation	463,987		0.7
Water Utilities	433,072		0.6
Shipping	370,749		0.5
Electrical Products	253,459		0.4
Specialty Telecommunications	213,509		0.3
Waste Management	158,358		0.2
Communications - Equipment & Software	117,551		0.2
Public Power	111,012		0.2
Miscellaneous Commercial Services	99,290		0.1
Oil Related	14,220		0.0
	$68,670,724	*	100.0	%*

*Does not include open forward currency contracts with a net unrealized depreciation of $18,374.

Also does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series - Global Infrastructure

Forward Foreign Currency Contracts Open at March 31, 2009:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
	$746,146	AUD	1,140,199	04/16/09	$45,666
BRL	4,516,773		$1,906,616	04/16/09	(32,959)
	$2,070,244	CAD	2,654,570	04/16/09	35,291
	$340,545	CHF	392,325	04/16/09	4,227
CZK	8,724,905		$409,178	04/16/09	(14,237)
DKK	1,051,275		$179,484	04/16/09	(7,922)
EUR	214,709		$273,454	04/16/09	(11,791)
GBP	75,277		$103,938	04/16/09	(4,076)
HKD	2,836,443		$365,776	04/16/09	(220)
JPY	172,904,319		$1,758,856	04/16/09	11,711
MXN	6,769,984		$437,677	04/16/09	(38,512)
NOK	411,593		$58,794	04/16/09	(2,397)
	$238,068	NZD	475,066	04/16/09	32,650
TRY	989,884		$545,032	04/16/09	(35,805)
		Net Unrealized Depreciation			$(18,374)

Currency Abbreviations:
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CZK	Czech Republic Koruna.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
MXN	Mexican New Peso.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
TRY	Turkish Lira.

Morgan Stanley Variable Investment Series - Global Infrastructure

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$83,522,661	$36,488,355	$47,034,306	—
Other Financial Instruments*	(18,374)	—	(18,374)	—
Total	$83,504,287	$36,488,355	$47,015,932	$0

* Other financial instruments include forward contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Income Builder Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (49.7%)
	Aerospace & Defense (0.5%)
3,880	Raytheon Co.	$151,087

	Auto Parts: O.E.M. (0.2%)
3,400	Autoliv, Inc.	63,138

	Beverages: Non-Alcoholic (0.6%)
4,090	Coca-Cola Co. (The)	179,756

	Cable/Satellite TV (1.0%)
20,740	Comcast Corp. (Class A)	282,894

	Chemicals: Major Diversified (0.8%)
4,330	Bayer AG (ADR) (Germany)	207,017

	Computer Communications (0.9%)
14,600	Cisco Systems, Inc. (a)	244,842

	Computer Peripherals (0.2%)
4,660	EMC Corp. (a)	53,124

	Computer Processing Hardware (0.9%)
7,821	Hewlett-Packard Co.	250,741

	Department Stores (0.4%)
11,080	MACY*S Inc.	98,612

	Discount Stores (1.0%)
5,190	Wal-Mart Stores, Inc.	270,399

	Electric Utilities (2.5%)
13,257	American Electric Power Co., Inc.	334,872
2,263	Entergy Corp.	154,088
4,870	FirstEnergy Corp.	187,982
		676,942
	Electronic Equipment/Instruments (0.5%)
9,200	Agilent Technologies, Inc. (a)	141,404

	Electronic Production Equipment (0.8%)
6,700	ASML Holding N.V. (NY Registered Shares) (Netherlands)	117,317
4,837	Lam Research Corp. (a)	110,138
		227,455
	Electronics/Appliances (0.7%)
9,430	Sony Corp. (ADR) (Japan)	194,541

	Financial Conglomerates (2.7%)
26,811	JPMorgan Chase & Co.	712,636
10,265	Mizuho Financial Group, Inc. (ADR) (Japan)	40,341
		752,977
	Food: Major Diversified (1.6%)
22,360	Unilever N.V. (NY Registered Shares) (Netherlands)	438,256

	Food: Specialty/Candy (1.4%)
13,140	Cadbury PLC (ADR) (United Kingdom)	398,142

	Home Improvement Chains (1.3%)
15,330	Home Depot, Inc. (The)	361,175

	Household/Personal Care (1.1%)
5,940	Estee Lauder Companies, Inc. (The) (Class A)	146,421

3,320	Procter & Gamble Co. (The)	156,339
		302,760
	Industrial Conglomerates (1.8%)
9,400	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	129,720
3,370	Siemens AG (ADR) (Germany)	191,989
8,540	Tyco International Ltd. (Bermuda)	167,042
		488,751
	Insurance Brokers/Services (2.0%)
26,627	Marsh & McLennan Companies, Inc.	539,197

	Integrated Oil (4.0%)
4,280	BP PLC (ADR) (United Kingdom)	171,628
2,208	ConocoPhillips	86,465
5,060	Exxon Mobil Corp.	344,586
3,697	Hess Corp.	200,377
6,830	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	302,569
		1,105,625
	Investment Banks/Brokers (0.8%)
13,633	Schwab (Charles) Corp. (The)	211,312

	Major Banks (1.1%)
10,324	KeyCorp	81,250
5,799	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	28,531
4,904	PNC Financial Services Group	143,638
1,300	Sumitomo Mitsui Financial Group, Inc. (c)	45,858
		299,277
	Major Telecommunications (1.5%)
13,539	Verizon Communications, Inc.	408,878

	Media Conglomerates (3.0%)
4,678	Time Warner, Inc.	116,010
18,636	Time Warner, Inc.	359,675
19,943	Viacom Inc. (Class B) (a)	346,609
		822,294
	Medical Distributors (0.4%)
3,750	Cardinal Health, Inc.	118,050

	Medical Specialties (1.3%)
18,340	Boston Scientific Corp. (a)	145,803
6,250	Covidien Ltd. (Bermuda)	207,750
		353,553
	Motor Vehicles (0.2%)
5,025	Harley-Davidson, Inc.	67,285

	Oil & Gas Production (2.6%)
6,000	Anadarko Petroleum Corp.	233,340
2,860	Devon Energy Corp.	127,813
6,560	Occidental Petroleum Corp.	365,064
		726,217
	Oilfield Services/Equipment (0.6%)
4,240	Schlumberger Ltd. (Netherlands Antilles)	172,229

	Other Consumer Services (1.0%)
22,130	eBay Inc. (a)	277,953

	Packaged Software (0.2%)
2,796	Symantec Corp. (a)	41,772

	Personnel Services (0.6%)
2,640	Manpower, Inc.	83,239
5,000	Robert Half International, Inc.	89,150
		172,389
	Pharmaceuticals: Major (4.0%)
4,660	Abbott Laboratories	222,282
14,730	Bristol-Myers Squibb Co.	322,882
9,000	Roche Holdings Ltd. (ADR) (Switzerland)	309,465
11,080	Schering-Plough Corp.	260,934
		1,115,563

	Precious Metals (1.8%)
4,400	Freeport-McMoRan Copper & Gold, Inc.			167,684
7,050	Newmont Mining Corp.			315,558
				483,242
	Property - Casualty Insurers (2.2%)
6,624	Chubb Corp. (The)			280,328
7,945	St. Paul Travelers Companies, Inc. (The)			322,885
				603,213
	Restaurants (0.4%)
10,450	Starbucks Corp. (a)			116,100

	Semiconductors (0.6%)
11,689	Intel Corp.			175,919

	Tobacco (0.5%)
3,500	Philip Morris International			124,530

	TOTAL COMMON STOCKS
	(Cost $18,089,164)			13,718,611

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	CONVERTIBLE BONDS (21.6%)
	Beverages: Alcoholic (4.4%)
$1,200	Molson Coors Brewing Co.	2.50%	07/30/13	1,227,000

	Electric Utilities (1.6%)
173	PG&E Corp.	9.50	06/30/10	446,773

	Hotels/Resorts/Cruiselines (3.8%)
1,600	Carnival Corp.	.50	04/29/33	1,042,000

	Precious Metals (4.4%)
1,000	Newmont Mining Corp.	1.25	07/15/14	1,210,000

	Semiconductors (4.3%)
1,450	Intel Corp. - 144A (b)	2.95	12/15/35	1,189,000

	Wholesale Distributors (3.1%)
1,200	WESCO International Inc.	1.75	11/15/26	849,000

	TOTAL CONVERTIBLE BONDS
	(Cost $6,299,800)			5,963,773

	CORPORATE BONDS (19.6%)
	Building Products (4.4%)
1,200	American Standard, Inc.	8.25	06/01/09	1,204,136

	Home Building (4.2%)
1,200	Toll Corp.	8.25	02/01/11	1,176,000

	Hotels/Resorts/Cruiselines (6.2%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	1,711,108

	Industrial Specialties (4.8%)
1,500	Buckeye Technologies Inc.	8.50	10/01/13	1,320,000

	TOTAL CORPORATE BONDS
	(Cost $6,269,625)			5,411,244

NUMBER OF
SHARES
	CONVERTIBLE PREFERRED STOCKS (3.7%)
	Pharmaceuticals: Major (3.0%)
4,000	Schering-Plough Corp. $15.00		842,000

	Real Estate Investment Trusts (0.7%)
9,000	Equity Residential Properties Trust (Series E) $7.00		180,000

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $1,293,408)		1,022,000

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (4.7%)
	Investment Company (d)
1,284	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,284,417)		1,284,417

	TOTAL INVESTMENTS (Cost $33,236,414) (e)	99.3%	27,400,045
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	212,676
	NET ASSETS	100.0%	$27,612,721

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)

A security with a market value equal to $45,858 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Income Builder Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$27,400,045	$14,976,011	$12,424,034	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Dividend Growth Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.4%)
	Aerospace & Defense (3.8%)
40,200	Boeing Co.	$1,430,316
25,610	L-3 Communications Holdings, Inc.	1,736,358
51,926	Northrop Grumman Corp.	2,266,051
60,100	Raytheon Co.	2,340,294
		7,773,019
	Agricultural Commodities/Milling (2.2%)
77,910	Bunge Ltd. (Bermuda)	4,413,602

	Apparel/Footwear (2.3%)
50,440	Nike, Inc. (Class B)	2,365,132
39,449	V.F. Corp.	2,252,932
		4,618,064
	Apparel/Footwear Retail (1.4%)
225,430	Gap, Inc. (The)	2,928,336

	Auto Parts: O.E.M. (0.7%)
39,740	Eaton Corp.	1,464,816

	Biotechnology (1.3%)
55,000	Amgen Inc. (a)	2,723,600

	Chemicals: Agricultural (1.7%)
41,038	Monsanto Co.	3,410,258

	Computer Processing Hardware (1.5%)
96,220	Hewlett-Packard Co.	3,084,813

	Contract Drilling (1.8%)
61,070	Transcocean, Ltd.	3,593,359

	Drugstore Chains (2.3%)
166,977	CVS/Caremark Corp.	4,590,198

	Electric Utilities (4.2%)
108,183	Exelon Corp.	4,910,426
37,240	FirstEnergy Corp.	1,437,464
72,220	Public Service Enterprise Group Inc.	2,128,323
		8,476,213
	Engineering & Construction (2.8%)
78,890	Fluor Corp.	2,725,650
76,720	Jacobs Engineering Group, Inc. (a)	2,965,995
		5,691,645
	Financial Conglomerates (2.1%)
163,282	JPMorgan Chase & Co.	4,340,036

	Hotels/Resorts/Cruiselines (0.6%)
152,590	Royal Caribbean Cruises Ltd. (Liberia)	1,222,246

	Household/Personal Care (2.7%)
115,984	Procter & Gamble Co. (The)	5,461,687

	Industrial Conglomerates (5.5%)
444,107	General Electric Co.	4,489,922
155,039	United Technologies Corp.	6,663,576
		11,153,498
	Information Technology Services (3.7%)
55,920	Computer Sciences Corp. (a)	2,060,093
55,360	International Business Machines Corp.	5,363,830
		7,423,923

	Integrated Oil (6.4%)
64,970	BP PLC (ADR) (United Kingdom)	2,605,297
112,183	Exxon Mobil Corp.	7,639,662
102,620	Marathon Oil Corp.	2,697,880
		12,942,839
	Internet Retail (2.3%)
167,850	Gamestop Corp (Class A) (a)	4,703,157

	Internet Software/Services (1.5%)
8,891	Google Inc. (Class A) (a)	3,094,601

	Investment Banks/Brokers (1.2%)
22,778	Goldman Sachs Group, Inc. (The)	2,414,924

	Life/Health Insurance (1.9%)
94,990	AFLAC, Inc.	1,839,006
87,655	MetLife, Inc. (d)	1,995,904
		3,834,910
	Major Banks (2.8%)
224,030	Bank of America Corp.	1,527,885
144,787	Bank of New York Mellon Corp.	4,090,233
		5,618,118
	Major Telecommunications (2.1%)
167,600	AT&T Inc.	4,223,520

	Managed Health Care (3.0%)
140,440	UnitedHealth Group Inc.	2,939,409
85,140	WellPoint Inc. (a)	3,232,766
		6,172,175
	Media Conglomerates (1.6%)
183,630	Disney (Walt) Co. (The)	3,334,721

	Office Equipment/Supplies (1.1%)
98,156	Pitney Bowes, Inc.	2,291,943

	Oil & Gas Production (1.5%)
98,793	XTO Energy Inc.	3,025,042

	Oil Refining/Marketing (1.8%)
209,480	Valero Energy Corp.	3,749,692

	Oilfield Services/Equipment (1.0%)
135,800	Halliburton Co.	2,100,826

	Packaged Software (5.2%)
353,597	Microsoft Corp.	6,495,577
225,430	Oracle Corp. (a)	4,073,520
		10,569,097
	Pharmaceuticals: Generic Drugs (2.2%)
142,720	Watson Pharmaceuticals, Inc. (a)	4,440,019

	Pharmaceuticals: Major (8.5%)
39,435	Johnson & Johnson	2,074,281
192,080	Merck & Co., Inc.	5,138,140
381,374	Pfizer, Inc.	5,194,314
114,572	Wyeth	4,931,179
		17,337,914
	Property - Casualty Insurers (3.5%)
50,000	ACE Ltd. (Switzerland)	2,020,000
144,320	Allstate Corp. (The) (b)	2,763,728
56,880	St. Paul Travelers Companies, Inc. (The)	2,311,603
		7,095,331
	Pulp & Paper (0.5%)
150,190	International Paper Co.	1,057,338

	Railroads (1.5%)
117,640	CSX Corp.	3,040,994

	Restaurants (2.8%)
105,140	McDonald’s Corp.		5,737,490

	Specialty Telecommunications (0.0%)
1,048	Fairpoint Communications, Inc.		817

	Steel (0.8%)
72,640	United States Steel Corp.		1,534,883

	Tobacco (4.5%)
177,968	Altria Group, Inc.		2,851,047
177,968	Philip Morris International		6,332,101
			9,183,148
	Trucks/Construction/Farm Machinery (1.1%)
81,750	Caterpillar Inc.		2,285,730

	TOTAL COMMON STOCKS (Cost $ 279,054,901)		202,158,542

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (0.5%)
	Investment Company (e)
1,003	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,003,151)		1,003,151

	TOTAL INVESTMENTS (Cost $280,058,052) (f)	99.9%	203,161,693
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	285,531
	NET ASSETS	100.0%	$203,447,224

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

For the three months ended March 31, 2009 the cost of purchases and the proceeds from sales of Allstate Corp. (The) common stock, an affiliate of the Portfolio, was $5,593,277 and $0, respectively, including net realized gain of $0.

(c)	For the three months ended March 31, 2009 there were no transactions in Citigroup Inc., an affiliate of the Portfolio.
(d)	For the three months ended March 31, 2009 there were no transactions in MetLife Inc., an affiliate of the Portfolio.
(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Dividend Growth Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                         Level 1 – quoted prices in active markets for identical investments

•                                         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$203,161,693	$203,161,693	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Global Dividend Growth Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.3%)

	Austria (0.8%) (b)
	Major Telecommunications
38,540	Telekom Austria AG	$582,422

	Finland (2.6%) (b)
	Major Telecommunications
48,381	Elisa Oyj (a)	704,293

	Pharmaceuticals: Other
46,700	Orion Oyj (a)	675,671

	Telecommunication Equipment
35,461	Nokia Oyj	415,151

	Trucks/Construction/Farm Machinery
11,623	KCI Konecranes Oyj	194,099
	Total Finland	1,989,214

	France (9.1%) (b)
	Electrical Products
44,167	Legrand S.A. (a)	768,409

	Gas Distributors
33,205	GDF Suez (a)	1,141,665

	Integrated Oil
25,418	Total S.A.	1,260,631

	Major Telecommunications
97,380	France Telecom S.A.	2,214,521

	Metal Fabrications
7,505	Vallourec S.A.	695,760

	Office Equipment/Supplies
10,840	Neopost S.A.	839,988
	Total France	6,920,974

	Germany (5.2%) (b)
	Aerospace & Defense
32,873	MTU Aero Engines Holding AG	770,923

	Chemicals: Specialty
99,076	Symrise AG	1,174,600

	Electric Utilities
38,864	E.ON AG (a)	1,081,794
13,845	RWE AG	973,382
		2,055,176
	Total Germany	4,000,699

	Greece (2.2%) (b)
	Casino/Gaming
64,060	OPAP SA	1,692,843

	Ireland (1.6%) (b)
	Industrial Conglomerates
80,860	DCC plc	1,225,092

	Italy (3.1%) (b)
	Integrated Oil
124,377	Eni S.p.A.	2,394,693

	Japan (8.9%) (b)
	Electronic Components
57,400	Hoya Corp.	1,136,227
16,600	TDK Corp.(a)	626,751
		1,762,978
	Industrial Machinery
73,000	Amada Co., Ltd.	384,729
189,500	Daifuku Co., Ltd.(a)	1,027,630
87,600	Mori Seiki Co., Ltd.(a)	799,518
		2,211,877
	Pharmaceuticals: Other
26,700	Ono Pharmaceutical Co., Ltd.(a)	1,169,957

	Recreational Products
2,685	Nintendo Co., Ltd.	787,604

	Regional Banks
52,800	Tokyo Tomin Bank, Ltd. (The) (a)	815,067
	Total Japan	6,747,483

	Netherlands (11.6%) (b)
	Agricultural Commodities/Milling
35,366	Nutreco Holding NV	1,268,915

	Food: Major Diversified
54,577	Unilever N.V. (Share Certificates)	1,078,953

	Major Telecommunications
167,698	Koninklijke (Royal) KPN N.V.	2,242,681

	Publishing: Books/Magazines
166,146	Reed Elsevier N.V.	1,776,754
152,537	Wolters Kluwer N.V.	2,476,446
		4,253,200
	Total Netherlands	8,843,749

	Norway (0.5%) (b)
	Publishing: Newspapers
68,800	Schibsted ASA (a)	402,203

	Singapore (1.9%) (b)
	Air Freight/Couriers
1,402,000	Singapore Post Ltd.	714,459

	Other Transportation
789,000	ComfortDelGro Corp., Ltd.	706,002
	Total Singapore	1,420,461

	Spain (3.2%) (b)
	Major Telecommunications
122,391	Telefonica S.A.	2,444,401

	Switzerland (2.0%) (b)
	Pharmaceuticals: Major
41,089	Novartis AG (Registered Shares)	1,550,855

	Taiwan (1.0%)
	Major Telecommunications
40,339	Chunghwa Telecom Co., Ltd.	735,380

	United Kingdom (17.2%) (b)
	Aerospace & Defense
183,961	Meggitt PLC	338,434

	Beverages: Alcoholic
62,144	Diageo PLC	701,695

	Beverages: Non-Alcoholic
350,251	Britvic PLC	1,136,313

	Electric Utilities
76,928	Scottish & Southern Energy PLC	1,221,749

	Integrated Oil
226,172	BP PLC	1,513,647
68,730	Royal Dutch Shell PLC (A Shares)	1,545,429
		3,059,076
	Pharmaceuticals: Major
92,663	GlaxoSmithKline PLC	1,442,812

	Tobacco
97,040	British American Tobacco PLC	2,246,961

	Wireless Telecommunications
1,716,699	Vodafone Group PLC	2,999,066
	Total United Kingdom	13,146,106

	United States (26.4%)
	Electric Utilities
26,809	Allete Inc. (a)	715,532
44,307	Portland General Electric Co. (a)	779,360
		1,494,892
	Financial Publishing/Services
36,624	McGraw-Hill Companies, Inc. (The)	837,591

	Household/Personal Care
40,254	Kimberly-Clark Corp.	1,856,112

	Major Telecommunications
74,566	AT&T Inc.	1,879,063
76,142	Verizon Communications, Inc. (a)	2,299,488
		4,178,551
	Pharmaceuticals: Major
125,131	Bristol-Myers Squibb Co.	2,742,872
35,702	Lilly (Eli) & Co.	1,192,804
67,412	Pfizer, Inc. (a)	918,151
		4,853,827
	Real Estate Investment Trusts
35,280	Potlatch Corp. (a)	818,143

	Tobacco
87,968	Philip Morris International	3,129,901
82,359	Reynolds American, Inc. (a)	2,951,747
		6,081,648
	Total United States	20,120,764
	Total Common Stocks (Cost $76,338,651)	74,217,339

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (19.1%)
	Securities Held as Collateral on Loaned Securities (17.1%)
	Repurchase Agreements (3.4%)
$519	Barclays Capital (0.713%, dated 03/31/09, due 04/01/09; proceeds $518,667.; fully collateralized by General Motors preferred convertible common stock at the date of this Portfolio of Investments; valued at $544,629.46).	518,646
1,548	Bank of America Securities LLC (0.25% - 0.413% dated 03/31/09, due 04/01/09; proceeds $1,547,966; fully collateralized by U.S. Government Agency security and common stock at the date of this Portfolio of Investments as follows: Freddie Mac Giant 5.50% due 06/01/38; Breeds Hill Capital Co.; valued at $1,579,028).	1,547,949
519	Citigroup (0.713%, dated 03/31/09, due 04/01/09; proceeds $518,666; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Expedia Equity Fund; AnnTaylor Stores Corp. and Plains Exploratio & Productio Co.; valued at $544,630)	518,646
	Total Repurchase Agreements (Cost $2,585,241)	2,585,241

NUMBER OF
SHARES (000)
	Investment Company (13.7%) (c)
10,408	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class (Cost $10,408,040)		10,408,040
	Total Securities Held as Collateral on Loaned Securities (Cost $12,993,281)		12,993,281

	Investment Company (c) (2.0%)
1,582	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,581,733)		1,581,733
	Total Short-Term Investments (Cost $14,575,014)		14,575,014

	Total Investments (Cost $90,913,665) (d)	116.4%	88,792,353
	Liabilities in Excess of Other Assets	(16.4)	(12,542,003)
	Net Assets	100.0%	$76,250,350

ADR	American Depositary Receipt.
(a)

The values of loaned securities and related cash collateral outstanding at March 31, 2009 were $12,664,961 and $12,993,281, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)

Securities with total market value equal to $53,361,195 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contract Open at March 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

SEK	1,080,137		$130,373	04/01/2009	$(1,041)
	$2,588	SGD	3,934	04/01/2009	(2)
	$4,117	SGD	6,261	04/02/2009	0
EUR	10,400,000		$13,648,960	04/27/2009	(167,599)
EUR	1,700,000	CHF	2,600,878	04/27/2009	27,700
GBP	1,350,000	JPY	184,948,920	04/27/2009	(68,019)
CHF	85,000	EUR	55,876	04/27/2009	(483)

		Net Unrealized Depreciation			$(209,443)

Currency Abbreviations:

CHF                        Swiss Franc

EUR                        Euro

GBP                        British Pound

JPY                         Japanese Yen

SEK                        Swedish Krona

SGD                        Singapore Dollar

Morgan Stanley Variable Investment Series - Global Dividend Growth Portfolio

Summary of Investments March 31, 2009 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Short-Term Investments	$14,575,014	16.4%
Major Telecommunications	13,102,249	14.7
Tobacco	8,328,609	9.4
Pharmaceuticals: Major	7,847,495	8.8
Integrated Oil	6,714,400	7.6
Electric Utilities	4,771,816	5.4
Publishing: Books/Magazines	4,253,200	4.8
Wireless Telecommunications	2,999,066	3.4
Industrial Machinery	2,211,877	2.5
Household/Personal Care	1,856,112	2.1
Pharmaceuticals: Other	1,845,628	2.1
Electronic Components	1,762,978	2.0
Casino/Gaming	1,692,843	1.9
Agricultural Commodities/Milling	1,268,915	1.4
Industrial Conglomerates	1,225,092	1.4
Chemicals: Specialty	1,174,600	1.3
Gas Distributors	1,141,665	1.3
Beverages: Non-Alcoholic	1,136,313	1.3
Aerospace & Defense	1,109,357	1.2
Food: Major Diversified	1,078,953	1.2
Office Equipment/Supplies	839,988	0.9
Financial Publishing/Services	837,591	0.9
Real Estate Investment Trusts	818,143	0.9
Regional Banks	815,067	0.9
Recreational Products	787,604	0.9
Electrical Products	768,409	0.9
Air Freight/Couriers	714,459	0.8
Other Transportation	706,002	0.8
Beverages: Alcoholic	701,695	0.8
Metal Fabrications	695,760	0.8
Telecommunication Equipment	415,151	0.5
Publishing: Newspapers	402,203	0.5
Trucks/Construction/Farm Machinery	194,099	0.2

	$88,792,353	100.0%

Morgan Stanley Variable Investment Series - Global Dividend Growth Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$88,792,353	$32,845,918	$55,946,435	—
Other Financial Instruments*	(209,443)	—	(209,443)	—
Total	$88,582,910	$32,845,918	$55,736,992	$0

* Other financial instruments include forward contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (c) (96.2%)
	Austria (1.7%)
	Major Telecommunications
67,737	Telekom Austria AG	$1,023,651

	Belgium (1.4%)
	Other Metals/Minerals
44,091	Umicore	812,712

	France (8.7%)
	Electric Utilities
25,269	Electricite de France (EDF) (b)	992,380

	Electrical Products
17,190	Schneider Electric S.A. (b)	1,141,311

	Gas Distributors
45,128	Gas de France (GDF)	1,551,605

	Major Banks
35,510	BNP Paribas	1,463,605
	Total France	5,148,901

	Germany (12.0%)
	Industrial Conglomerates
24,312	MAN AG (b)	1,060,556
31,389	Siemens AG (Registered Shares)	1,797,559
		2,858,115
	Multi-Line Insurance
15,839	Allianz SE (Registered Shares) (b)	1,334,332
11,631	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	1,420,641
		2,754,973
	Pharmaceuticals: Other
31,582	Bayer AG (b)	1,512,983
	Total Germany	7,126,071

	Italy (3.5%)
	Integrated Oil
109,258	Eni S.p.A.	2,103,599

	Luxembourg (0.3%)
	Steel
12,257	ArcelorMittal (b)	248,073

	Netherlands (4.4%) (c)
	Major Telecommunications
109,840	Koninklijke (Royal) KPN N.V.	1,468,926

	Publishing: Books/Magazines
68,099	Wolters Kluwer N.V.	1,105,591
	Total Netherlands	2,574,517

	Spain (6.1%)
	Major Banks
136,446	Banco Bilbao Vizcaya Argentaria, S.A.	1,108,953

	Major Telecommunications
124,802	Telefonica S.A.	2,492,554
	Total Spain	3,601,507

	Switzerland (17.3%)
	Financial Conglomerates
100,911	UBS AG (Registered Shares)	958,633

	Food: Major Diversified
93,432	Nestle S.A. (Registered Shares)	3,162,625

	Multi-Line Insurance
7,104	Zurich Financial Services AG (Registered Shares)	1,121,061

	Pharmaceuticals: Major
55,593	Novartis AG (Registered Shares)	2,098,291
21,310	Roche Holding AG	2,925,746
		5,024,037
	Total Switzerland	10,266,356

	United Kingdom (40.8%)
	Aerospace & Defense
257,159	BAE Systems PLC	1,233,881
240,483	Rolls-Royce Group PLC (a)	1,014,068
		2,247,949
	Food Retail
318,618	Morrison (W.M.) Supermarkets PLC	1,166,361
313,453	Tesco PLC	1,500,172
		2,666,533
	Home Improvement Chains
155,584	Kingfisher PLC	333,410

	Integrated Oil
135,842	BG Group PLC	2,058,975
163,531	Royal Dutch Shell PLC (A Shares)	3,677,079
		5,736,054
	Investment Managers
228,241	Man Group PLC	716,434

	Life/Health Insurance
164,312	Prudential PLC	791,758

	Major Banks
266,611	HSBC Holdings PLC (Registered Shares)	1,509,281

	Other Metals/Minerals
62,400	Anglo American PLC	1,057,953

	Pharmaceuticals: Major
141,679	GlaxoSmithKline PLC	2,206,018

	Publishing: Books/Magazines
125,216	Reed Elsevier PLC	898,514

	Specialty Stores
295,213	Carphone Warehouse Group	531,788

	Tobacco
74,856	British American Tobacco PLC	1,733,291
69,359	Imperial Tobacco Group PLC	1,557,690
		3,290,981
	Wireless Telecommunications
1,249,449	Vodafone Group PLC	2,182,782
	Total United Kingdom	24,169,455
	Total Common Stocks (Cost $79,966,502)	57,074,842

	Preferred Stock (c) (1.5%)
	Germany
	Medical Specialties
18,781	Fresenius SE (Cost $1,491,373)	863,080

NUMBER OF
RIGHTS
	Rights (0.4%)
	United Kingdom (0.4%)
	Major Banks
111	HSBC Holdings PLC (Cost $0)		224,744

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (10.6%)
	Securities Held as Collateral on Loaned Securities (8.8%)
	Repurchase Agreements (1.7%)
$209	Barclays Capital (0.713%, dated 03/31/09, due 04/01/09; proceeds $209,170; fully collateralized by General Motors preferred convertible common stock at the date of this Portfolio of Investments; valued at $219,636).		209,161
624	Bank of America Securities LLC (0.25% - 0.413% dated 03/31/09, due 04/01/09; proceeds $624,269; fully collateralized by U.S. Government Agency security and common stock at the date of this Portfolio of Investments as follows: Freddie Mac Giant 5.50% due 06/01/38; Breeds Hill Capital Co.; valued at $636,796).		624,262
209	Citigroup (0.713%, dated 03/31/09, due 04/01/09; proceeds $209,169; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Expedia Equity Fund; AnnTaylor Stores Corp. and Plains Exploratio & Productio Co.; valued at $219,640)		209,161
	Total Repurchase Agreements (Cost $1,042,584)		1,042,584

NUMBER OF
SHARES (000)
	Investment Company (7.1%) (e)
4,197	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class (Cost $4,197,391)		4,197,391
	Total Securities Held as Collateral on Loaned Securities (Cost $5,239,975)		5,239,975

	Investment Company (1.8%) (e)
1,054	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class (Cost $1,054,438)		1,054,438

	Total Short-Term Investments (Cost $6,294,413)		6,294,413

	Total Investments (Cost $87,752,288) (f)	108.7%	64,457,079
	Liabilities in Excess of Other Assets	(8.7)	(5,162,571)
	Net Assets	100.0%	$59,294,508

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

The values of loaned securities and related cash collateral outstanding at March 31, 2009 were $5,168,707 and $5,239,975, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

Securities with total market value equal to $57,937,922 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)

At March 31, 2009, investments in securities of issuers in United Kingdom 40.8% and Switzerland 17.3% represented 58.1% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Summary of Investments March 31, 2009 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS
Integrated Oil	$7,839,653	12.2%
Pharmaceuticals: Major	7,230,055	11.2
Short-Term Investments	6,294,413	9.8
Major Telecommunications	4,985,132	7.7
Major Banks	4,306,582	6.7
Multi-Line Insurance	3,876,034	6.0
Tobacco	3,290,981	5.1
Food: Major Diversified	3,162,625	4.9
Industrial Conglomerates	2,858,116	4.4
Food Retail	2,666,533	4.1
Aerospace & Defense	2,247,950	3.5
Wireless Telecommunications	2,182,781	3.4
Publishing: Books/Magazines	2,004,105	3.1
Other Metals/Minerals	1,870,665	2.9
Gas Distributors	1,551,605	2.4
Pharmaceuticals: Other	1,512,983	2.4
Electrical Products	1,141,311	1.8
Electric Utilities	992,380	1.5
Financial Conglomerates	958,633	1.5
Medical Specialties	863,079	1.3
Life/Health Insurance	791,758	1.2
Investment Managers	716,434	1.1
Specialty Stores	531,788	0.8
Home Improvement Chains	333,410	0.5
Steel	248,073	0.4

	$64,457,079	100.0%

Morgan Stanley Variable Investment Series - European Equity Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                         Level 1 – quoted prices in active markets for identical investments

•                                         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$64,457,079	$5,476,573	$58,980,506	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Capital Opportunities Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.5%)
	Air Freight/Couriers (3.0%)
200,814	Expeditors International of Washington, Inc.	$5,681,028

	Biotechnology (8.2%)
229,505	Illumina, Inc. (a)	8,546,766
125,976	Techne Corp. (a)	6,892,147
		15,438,913
	Casino/Gaming (1.4%)
131,660	Wynn Resorts, Ltd. (a)	2,629,250

	Chemicals: Agricultural (7.6%)
171,635	Monsanto Co.	14,262,869

	Computer Processing Hardware (5.4%)
96,573	Apple Inc. (a)	10,151,754

	Construction Materials (0.8%)
231,994	Cemex SAB de C.V. (ADR) (Mexico) (a)	1,449,963

	Finance Energy (1.8%)
258,817	Brookfield Infrastructure LP (Bermuda)	3,421,561

	Finance/Rental/Leasing (7.8%)
57,744	Mastercard Inc. Class A (a)	9,670,965
414,346	Redecard SA (Brazil)	5,020,914
		14,691,879
	Financial Conglomerates (5.7%)
481,993	Brookfield Asset Management Inc. (Class A) (Canada)	6,641,864
276,749	Leucadia National Corp. (a)	4,120,793
		10,762,657
	Financial Publishing/Services (1.9%)
107,435	Morningstar, Inc. (a)	3,668,905

	Home Building (0.5%)
93,071	Gafisa S.A. (ADR) (Brazil)	929,779

	Internet Retail (10.0%)
195,878	Amazon.com, Inc. (a)	14,385,280
160,025	Ctrip.com International Ltd. (ADR) (Cayman Islands)	4,384,685
		18,769,965
	Internet Software/Services (13.7%)
27,962	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	4,938,089
37,763	Google Inc. (Class A) (a)	13,143,790
1,032,000	Tencent Holdings Ltd. (Cayman Islands) (c)	7,667,920
		25,749,799
	Investment Banks/Brokers (9.6%)
931,077	BM&F BOVESPA SA (Brazil)	2,829,655
17,040	CME Group Inc.	4,198,486
148,694	Greenhill & Co., Inc.	10,981,052
		18,009,193
	Miscellaneous Commercial Services (3.8%)
106,856	Corporate Executive Board Co. (The)	1,549,412
181,905	Costar Group, Inc. (a)	5,502,626
		7,052,038
	Oil & Gas Production (9.2%)
285,546	Southwestern Energy Co. (a)	8,477,860
246,256	Ultra Petroleum Corp. (Canada) (a)	8,838,128
		17,315,988
	Telecommunication Equipment (2.0%)
86,857	Research In Motion Ltd. (Canada) (a)	3,740,931

	Wholesale Distributors (3.2%)
2,520,000	Li & Fung Ltd. (Bermuda) (b) (c)	5,919,235

	Wireless Telecommunications (1.9%)
129,291	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	3,501,200

	TOTAL COMMON STOCKS
	(Cost $242,752,250)	183,146,907

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (1.7%)
	Investment Company (d)
3,273	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,272,880)		3,272,880

	TOTAL INVESTMENTS
	(Cost $246,024,610) (e)	99.2%	186,419,787
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	1,516,452
	NET ASSETS	100.0%	$187,936,239

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)

Securities with total market value equal to $13,587,155 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Capital Opportunities Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$186,419,787	$172,832,632	$13,587,155	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Series - S & P 500 Index

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.6%)
	Advertising/Marketing Services (0.1%)
6,729	Interpublic Group of Companies, Inc. (The) (a)	$27,723
4,389	Omnicom Group, Inc.	102,703
		130,426
	Aerospace & Defense (1.8%)
10,348	Boeing Co.	368,182
1,960	FLIR Systems, Inc. (a)	40,141
5,505	General Dynamics Corp.	228,953
1,738	Goodrich Corp.	65,853
1,686	L-3 Communications Holdings, Inc.	114,311
4,701	Lockheed Martin Corp.	324,510
4,617	Northrop Grumman Corp.	201,486
1,969	Precision Castparts Corp.	117,943
5,847	Raytheon Co.	227,682
2,235	Rockwell Collins, Inc.	72,950
		1,762,011
	Agricultural Commodities/Milling (0.2%)
9,058	Archer-Daniels-Midland Co.	251,631

	Air Freight/Couriers (1.1%)
2,389	C.H. Robinson Worldwide, Inc.	108,962
2,994	Expeditors International of Washington, Inc.	84,700
4,395	FedEx Corp.	195,533
14,053	United Parcel Service, Inc. (Class B)	691,689
		1,080,884
	Airlines (0.1%)
10,446	Southwest Airlines Co.	66,123

	Aluminum (0.1%)
12,146	Alcoa, Inc.	89,152

	Apparel/Footwear (0.4%)
4,616	Coach, Inc. (a)	77,087
5,540	Nike, Inc. (Class B)	259,771
794	Polo Ralph Lauren Corp.	33,546
1,244	V.F. Corp.	71,045
		441,449
	Apparel/Footwear Retail (0.3%)
1,229	Abercrombie & Fitch Co. (Class A)	29,250
6,584	Gap, Inc. (The)	85,526
3,821	Limited Brands, Inc.	33,243
2,251	Nordstrom, Inc.	37,704
5,879	TJX Companies, Inc. (The)	150,737
		336,460
	Auto Parts: O.E.M. (0.2%)
2,329	Eaton Corp.	85,847
8,390	Johnson Controls, Inc.	100,680
		186,527
	Automotive Aftermarket (0.0%)
3,407	Goodyear Tire & Rubber Co. (The) (a)	21,328

	Beverages: Alcoholic (0.2%)
1,385	Brown-Forman Corp. (Class B)	53,779
2,749	Constellation Brands Inc. (Class A) (a)	32,713
2,102	Molson Coors Brewing Co. (Class B)	72,056
		158,548
	Beverages: Non-Alcoholic (2.5%)
28,096	Coca-Cola Co. (The)	1,234,819
4,483	Coca-Cola Enterprises Inc.	59,131
3,582	Dr Pepper Snapple Group Inc.	60,572
1,908	Pepsi Bottling Group, Inc. (The)	42,243
21,932	PepsiCo, Inc.	1,129,059
		2,525,824
	Biotechnology (2.2%)
14,329	Amgen Inc. (a)	709,572
4,120	Biogen Idec Inc. (a)	215,970
6,470	Celgene Corp. (a)	287,268
967	Cephalon, Inc. (a)	65,853
3,820	Genzyme Corp. (a)	226,870
12,583	Gilead Sciences, Inc. (a)	582,844

2,437	Life Technologies Corp.	79,154
780	Millipore Corp. (a)	44,780
		2,212,311
	Building Products (0.0%)
5,082	Masco Corp.	35,472

	Cable/Satellite TV (0.8%)
40,665	Comcast Corp. (Class A)	554,671
7,712	DIRECTV Group, Inc. (The) (a)	175,756
1,272	Scripps Networks Interactive Class A	28,633
		759,060
	Casino/Gaming (0.0%)
4,161	International Game Technology	38,364
870	Wynn Resorts, Ltd. (a)	17,374
		55,738
	Chemicals: Agricultural (0.7%)
669	CF Industries Holdings Inc.	47,586
7,737	Monsanto Co.	642,945
		690,531
	Chemicals: Major Diversified (0.6%)
13,045	Dow Chemical Co. (The)	109,969
12,742	Du Pont (E.I.) de Nemours & Co.	284,529
1,024	Eastman Chemical Co.	27,443
1,111	International Flavors & Fragrances, Inc.	33,841
1,764	Rohm & Haas Co.	139,074
		594,856
	Chemicals: Specialty (0.5%)
2,959	Air Products & Chemicals, Inc.	166,444
4,355	Praxair, Inc.	293,048
1,770	Sigma-Aldrich Corp.	66,888
		526,380
	Coal (0.2%)
2,559	CONSOL Energy, Inc.	64,589
1,202	Massey Energy Co.	12,164
3,765	Peabody Energy Corp.	94,276
		171,029
	Commercial Printing/Forms (0.0%)
2,895	Donnelley (R.R.) & Sons Co.	21,220

	Computer Communications (1.5%)
81,776	Cisco Systems, Inc. (a)	1,371,383
7,455	Juniper Networks, Inc. (a)	112,272
1,806	QLogic Corp. (a)	20,083
		1,503,738
	Computer Peripherals (0.4%)
27,425	EMC Corp. (a)	312,645
1,107	Lexmark International, Inc. (Class A) (a)	18,675
4,662	NetApp Inc.	69,184
4,225	Seagate Technology Inc. (Escrow) (a) (c)	0
		400,504
	Computer Processing Hardware (2.7%)
12,410	Apple Inc. (a)	1,304,539
24,437	Dell Inc. (a)	231,663
33,334	Hewlett-Packard Co.	1,068,688
10,430	Sun Microsytems (a)	76,347
		2,681,237
	Construction Materials (0.1%)
1,555	Vulcan Materials Co.	68,871

	Containers/Packaging (0.2%)
1,336	Ball Corp.	57,982
1,407	Bemis Company, Inc.	29,505
2,356	Owens-Illinois, Inc. (a)	34,021
1,855	Pactiv Corp. (a)	27,064
2,229	Sealed Air Corp.	30,760
		179,332
	Contract Drilling (0.2%)
969	Diamond Offshore Drilling, Inc.	60,911
2,003	ENSCO International Inc.	52,879
4,018	Nabors Industries, Ltd. (Bermuda) (a)	40,140
1,596	Rowan Companies, Inc.	19,104
		173,034
	Data Processing Services (0.7%)
1,378	Affiliated Computer Services, Inc. (Class A) (a)	65,992
7,172	Automatic Data Processing, Inc.	252,167
1,724	Convergys Corp. (a)	13,930
2,683	Fidelity National Information Services, Inc.	48,831
2,262	Fiserv, Inc. (a)	82,472
4,534	Paychex, Inc.	116,388

2,779	Total System Services, Inc.	38,378
10,105	Western Union Co.	127,020
		745,178
	Department Stores (0.3%)
4,303	Kohl’s Corp. (a)	182,103
5,939	MACY’S Inc.	52,857
3,137	Penney (J.C.) Co., Inc.	62,959
		297,919
	Discount Stores (2.4%)
1,160	Big Lots, Inc. (a)	24,105
6,096	Costco Wholesale Corp.	282,367
1,973	Family Dollar Stores, Inc.	65,839
786	Sears Holdings Corp. (a)	35,928
10,630	Target Corp.	365,566
31,263	Wal-Mart Stores, Inc.	1,628,802
		2,402,607
	Drugstore Chains (0.9%)
20,281	CVS/Caremark Corp.	557,525
13,978	Walgreen Co.	362,869
		920,394
	Electric Utilities (3.9%)
9,500	AES Corp. (The) (a)	55,195
2,387	Allegheny Energy, Inc. (a)	55,307
2,986	Ameren Corp.	69,245
5,699	American Electric Power Co., Inc.	143,957
4,860	CenterPoint Energy, Inc.	50,690
3,194	CMS Energy Corp.	37,817
3,864	Consolidated Edison, Inc.	153,053
2,519	Constellation Energy Group	52,043
8,209	Dominion Resources, Inc.	254,397
2,302	DTE Energy Co.	63,765
17,867	Duke Energy Corp.	255,855
4,601	Edison International	132,555
2,674	Entergy Corp.	182,073
9,291	Exelon Corp.	421,718
4,305	FirstEnergy Corp.	166,173
5,772	FPL Group, Inc.	292,814
1,079	Integrys Energy Group, Inc.	28,097
2,199	Northeast Utilities	47,476
3,053	Pepco Holdings, Inc.	38,101
5,097	PG&E Corp.	194,807
1,424	Pinnacle West Capital Corp.	37,821
5,295	PPL Corp.	152,019
3,715	Progress Energy, Inc.	134,706
7,147	Public Service Enterprise Group Inc.	210,622
1,658	SCANA Corp.	51,216
10,938	Southern Co. (The)	334,922
3,005	TECO Energy, Inc.	33,506
1,651	Wisconsin Energy Corp.	67,972
6,341	Xcel Energy, Inc.	118,133
		3,836,055
	Electrical Products (0.4%)
2,447	Cooper Industries Ltd. (Class A) (Bermuda)	63,279
10,832	Emerson Electric Co.	309,579
1,989	Molex Inc.	27,329
		400,187
	Electronic Components (0.2%)
2,482	Amphenol Corporation (Class A)	70,712
2,975	Jabil Circuit, Inc.	16,541
3,169	MEMC Electronic Materials, Inc. (a)	52,257
3,192	SanDisk Corp. (a)	40,379
6,462	Tyco Electronics Ltd. (Bermuda)	71,341
		251,230
	Electronic Equipment/Instruments (0.2%)
4,942	Agilent Technologies, Inc. (a)	75,959
3,104	JDS Uniphase Corp. (a)	10,088
1,998	Rockwell Automation, Inc.	43,636
12,223	Xerox Corp. (a)	55,615
		185,298
	Electronic Production Equipment (0.3%)
18,946	Applied Materials, Inc.	203,670
2,384	KLA-Tencor Corp.	47,680
1,379	Novellus Systems, Inc. (a)	22,933
2,391	Teradyne, Inc. (a)	10,473
		284,756
	Electronics/Appliance Stores (0.2%)
4,770	Best Buy Co., Inc.	181,069
1,766	RadioShack Corp.	15,135
		196,204

	Electronics/Appliances (0.1%)
3,791	Eastman Kodak Co.	14,406
827	Harman International Industries, Inc.	11,189
1,038	Whirlpool Corp.	30,714
		56,309
	Engineering & Construction (0.1%)
2,563	Fluor Corp.	88,552
1,735	Jacobs Engineering Group, Inc. (a)	67,075
		155,627
	Environmental Services (0.3%)
4,533	Republic Services, Inc.	77,741
6,927	Waste Management, Inc.	177,331
		255,072
	Finance/Rental/Leasing (0.4%)
5,531	Capital One Financial Corp.	67,699
4,032	CIT Group, Inc.	11,491
6,777	Discover Financial Services	42,763
1,022	Mastercard Inc. Class A (a)	171,165
785	Ryder System, Inc.	22,223
6,599	SLM Corp.	32,665
		348,006
	Financial Conglomerates (2.0%)
16,379	American Express Co.	223,246
76,953	Citigroup, Inc.	194,691
52,371	JPMorgan Chase & Co.	1,392,021
2,499	Leucadia National Corp. (a)	37,210
3,662	Principal Financial Group, Inc.	29,955
5,987	Prudential Financial, Inc.	113,873
		1,990,996
	Financial Publishing/Services (0.3%)
761	Dun & Bradstreet Corp. (a)	58,597
1,784	Equifax, Inc.	43,619
4,441	McGraw-Hill Companies, Inc. (The)	101,566
2,743	Moody’s Corp.	62,870
		266,652
	Food Distributors (0.2%)
8,460	SYSCO Corp.	192,888

	Food Retail (0.4%)
9,214	Kroger Co. (The)	195,521
6,054	Safeway Inc.	122,230
2,990	SUPERVALU, Inc.	42,697
1,981	Whole Foods Market, Inc.	33,281
		393,729
	Food: Major Diversified (1.3%)
2,905	Campbell Soup Co.	79,481
6,313	ConAgra Foods Inc.	106,500
4,718	General Mills, Inc.	235,334
4,440	Heinz (H.J.) Co.	146,786
3,557	Kellogg Co.	130,293
20,258	Kraft Foods Inc. (Class A)	451,551
9,982	Sara Lee Corp.	80,655
		1,230,600
	Food: Meat/Fish/Dairy (0.1%)
2,174	Dean Foods Co. (a)	39,306
980	Hormel Foods Corp.	31,076
4,266	Tyson Foods, Inc. (Class A)	40,058
		110,440
	Food: Specialty/Candy (0.2%)
2,342	Hershey Foods Co. (The)	81,385
1,836	McCormick & Co., Inc. (Non-Voting)	54,291
1,672	Smucker (J.M.) Co.	62,315
		197,991
	Forest Products (0.1%)
2,984	Weyerhaeuser Co.	82,269

	Gas Distributors (0.5%)
7,142	Dynegy, Inc. (Class A) (a)	10,070
1,848	EQT Corporation	57,898
638	Nicor Inc.	21,201
3,873	NiSource, Inc.	37,955
2,449	Questar Corp.	72,074
3,440	Sempra Energy	159,066
8,629	Spectra Energy Corp.	122,014
		480,278
	Home Building (0.1%)
1,755	Centex Corp.	13,163
3,890	D.R. Horton, Inc.	37,733
1,063	KB Home	14,010

1,995	Lennar Corp. (Class A)	14,982
3,018	Pulte Homes, Inc.	32,987
		112,875
	Home Furnishings (0.1%)
2,206	Leggett & Platt, Inc.	28,656
3,914	Newell Rubbermaid, Inc.	24,971
		53,627
	Home Improvement Chains (1.1%)
1,825	Fastenal Co.	58,683
23,942	Home Depot, Inc. (The)	564,074
20,697	Lowe’s Companies, Inc.	377,720
1,387	Sherwin-Williams Co.	72,082
		1,072,559
	Hospital/Nursing Management (0.0%)
5,862	Tenet Healthcare Corp. (a)	6,800

	Hotels/Resorts/Cruiselines (0.2%)
6,171	Carnival Corp. (Units) (Panama) (d)	133,294
4,141	Marriott International, Inc. (Class A)	67,747
2,585	Starwood Hotels & Resorts Worldwide, Inc.	32,830
2,504	Wyndham Worldwide Corp. (a)	10,517
		244,388
	Household/Personal Care (2.9%)
6,020	Avon Products, Inc.	115,765
1,959	Clorox Co. (The)	100,849
6,878	Colgate-Palmolive Co.	405,664
1,636	Estee Lauder Companies, Inc. (The) (Class A)	40,327
5,843	Kimberly-Clark Corp.	269,421
40,956	Procter & Gamble Co. (The)	1,928,618
		2,860,644
	Industrial Conglomerates (3.3%)
9,785	3M Co.	486,510
3,611	Danaher Corp.	195,788
147,517	General Electric Co. (b)	1,491,397
10,256	Honeywell International, Inc.	285,732
4,502	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	62,128
2,564	ITT Corp.	98,637
3,405	Textron, Inc.	19,545
13,424	United Technologies Corp.	576,964
		3,216,701
	Industrial Machinery (0.3%)
798	Flowserve Corp. (a)	44,784
5,558	Illinois Tool Works Inc.	171,464
2,276	Parker Hannifin Corp.	77,338
		293,586
	Industrial Specialties (0.2%)
2,367	Ecolab Inc.	82,206
2,319	PPG Industries, Inc.	85,571
		167,777
	Information Technology Services (2.1%)
2,565	Citrix Systems, Inc. (a)	58,072
4,112	Cognizant Technology Solutions Corp. (Class A) (a)	85,488
2,139	Computer Sciences Corp. (a)	78,801
18,797	International Business Machines Corp.	1,821,241
2,485	Teradata Corp.	40,307
		2,083,909
	Insurance Brokers/Services (0.3%)
3,810	AON Corp.	155,524
7,259	Marsh & McLennan Companies, Inc.	146,995
		302,519
	Integrated Oil (8.1%)
28,008	Chevron Corp.	1,883,258
20,719	ConocoPhillips	811,356
69,260	Exxon Mobil Corp.	4,716,606
4,006	Hess Corp.	217,125
9,963	Marathon Oil Corp.	261,927
2,690	Murphy Oil Corp.	120,431
		8,010,703
	Internet Retail (0.4%)
4,542	Amazon.com, Inc. (a)	333,564
2,313	Gamestop Corp (Class A) (a)	64,810
		398,374
	Internet Software/Services (1.5%)
2,388	Akamai Technologies, Inc. (a)	46,327
3,378	Google Inc. (Class A) (a)	1,175,747
2,740	VeriSign, Inc. (a)	51,704
19,596	Yahoo! Inc. (a)	251,025
		1,524,803

	Investment Banks/Brokers (1.7%)
3,059	Ameriprise Financial, Inc.	62,679
946	CME Group Inc.	233,085
7,947	E*TRADE Group, Inc. (a)	10,172
6,389	Goldman Sachs Group, Inc. (The)	677,362
1,020	IntercontinentalExchange Inc.	75,959
14,996	Morgan Stanley	341,459
1,922	Nasdaq Stock Market Inc. (a)	37,633
3,742	NYSE Euronext	66,982
13,213	Schwab (Charles) Corp. (The)	204,802
		1,710,133
	Investment Managers (0.6%)
1,251	Federated Investors, Inc. (Class B)	27,847
2,136	Franklin Resources, Inc.	115,066
5,436	Invesco Ltd.	75,343
2,229	Janus Capital Group, Inc.	14,823
2,004	Legg Mason, Inc.	31,864
3,649	Price (T.) Rowe Group, Inc.	105,310
6,100	State Street Corp.	187,758
		558,011
	Life/Health Insurance (0.5%)
6,582	AFLAC, Inc.	127,428
6,116	Genworth Financial Inc. (Class A)	11,620
3,613	Lincoln National Corp.	24,171
11,038	MetLife, Inc. (e)	251,335
1,201	Torchmark Corp.	31,502
4,676	UnumProvident Corp.	58,450
		504,506
	Major Banks (2.8%)
89,341	Bank of America Corp.	609,305
16,205	Bank of New York Mellon Corp.	457,791
7,802	BB&T Corp.	132,010
2,125	Comerica, Inc.	38,909
5,169	Huntington Bancshares, Inc.	8,581
6,990	KeyCorp	55,011
6,043	PNC Financial Services Group	177,001
9,771	Regions Financial Corp.	41,624
5,000	SunTrust Banks, Inc.	58,700
24,776	U.S. Bancorp	361,977
58,846	Wells Fargo & Co.	837,963
		2,778,872
	Major Telecommunications (3.6%)
82,524	AT&T Inc.	2,079,605
2,007	Embarq Corp.	75,965
40,341	Sprint Nextel Corp.	144,017
39,639	Verizon Communications, Inc.	1,197,098
		3,496,685
	Managed Health Care (0.9%)
6,511	Aetna, Inc.	158,413
3,881	CIGNA Corp.	68,267
2,104	Coventry Health Care, Inc. (a)	27,226
2,382	Humana, Inc. (a)	62,123
17,056	UnitedHealth Group Inc.	356,982
6,735	WellPoint Inc. (a)	255,728
		928,739
	Media Conglomerates (1.5%)
9,601	CBS Corp. (Class B)	36,868
26,138	Disney (Walt) Co. (The)	474,666
32,477	News Corp. (Class A)	214,998
9,358	Time Warner Cable	232,069
16,886	Time Warner Inc.	325,906
8,664	Viacom Inc. (Class B) (a)	150,580
		1,435,087
	Medical Distributors (0.4%)
2,206	AmerisourceBergen Corp.	72,048
5,078	Cardinal Health, Inc.	159,855
3,896	McKesson Corp.	136,516
1,288	Patterson Companies, Inc. (a)	24,292
		392,711
	Medical Specialties (2.7%)
1,401	Bard (C.R.), Inc.	111,688
8,757	Baxter International, Inc.	448,534
3,433	Becton, Dickinson & Co.	230,835
21,203	Boston Scientific Corp. (a)	168,564
7,111	Covidien Ltd.	236,370
2,103	DENTSPLY International, Inc.	56,466
2,254	Hospira, Inc. (a)	69,558
552	Intuitive Surgical, Inc. (a)	52,639
15,790	Medtronic, Inc.	465,331
1,667	Pall Corp.	34,057

1,668	PerkinElmer, Inc.	21,300
4,860	St. Jude Medical, Inc. (a)	176,564
3,421	Stryker Corp.	116,451
5,934	Thermo Fisher Scientific, Inc. (a)	211,666
1,755	Varian Medical Systems, Inc. (a)	53,422
1,388	Waters Corp. (a)	51,287
3,171	Zimmer Holdings, Inc. (a)	115,742
		2,620,474
	Medical/Nursing Services (0.1%)
1,466	DaVita, Inc. (a)	64,431

	Miscellaneous Commercial Services (0.1%)
1,855	Cintas Corp.	45,856
2,538	Iron Mountain Inc. (a)	56,267
		102,123
	Miscellaneous Manufacturing (0.1%)
2,626	Dover Corp.	69,274

	Motor Vehicles (0.2%)
33,733	Ford Motor Co. (a)	88,718
8,620	General Motors Corp.	16,723
3,288	Harley-Davidson, Inc.	44,026
		149,467
	Multi-Line Insurance (0.1%)
37,969	American International Group, Inc.	37,969
4,255	Hartford Financial Services Group, Inc. (The)	33,402
		71,371
	Office Equipment/Supplies (0.1%)
1,501	Avery Dennison Corp.	33,532
2,911	Pitney Bowes, Inc.	67,972
		101,504
	Oil & Gas Pipelines (0.2%)
9,902	El Paso Corp.	61,888
8,171	Williams Companies, Inc. (The)	92,986
		154,874
	Oil & Gas Production (2.5%)
6,482	Anadarko Petroleum Corp.	252,085
4,726	Apache Corp.	302,889
1,459	Cabot Oil & Gas Corp.	34,389
7,637	Chesapeake Energy Corp.	130,287
6,239	Devon Energy Corp.	278,821
3,524	EOG Resources, Inc.	192,974
2,439	Noble Energy, Inc.	131,413
11,436	Occidental Petroleum Corp.	636,413
1,662	Pioneer Natural Resources Co. (a)	27,373
2,194	Range Resources Corp.	90,305
4,848	Southwestern Energy Co. (a)	143,937
7,855	XTO Energy Inc.	240,520
		2,461,406
	Oil Refining/Marketing (0.2%)
1,650	Sunoco, Inc.	43,692
1,955	Tesoro Corp.	26,334
7,287	Valero Energy Corp.	130,437
		200,463
	Oilfield Services/Equipment (1.4%)
4,343	Baker Hughes Inc.	123,993
4,122	BJ Services Co.	41,014
3,100	Cameron International Corp. (a)	67,983
12,621	Halliburton Co.	195,247
5,893	National-Oilwell Varco, Inc. (a)	169,188
16,891	Schlumberger Ltd. (Netherlands Antilles)	686,112
3,090	Smith International, Inc.	66,373
		1,349,910
	Other Consumer Services (0.4%)
1,504	Apollo Group, Inc. (Class A) (a)	117,808
4,786	Block (H&R), Inc.	87,057
15,147	eBay Inc. (a)	190,246
2,958	Expedia, Inc. (a)	26,859
		421,970
	Other Consumer Specialties (0.1%)
2,117	Fortune Brands, Inc.	51,972

	Other Metals/Minerals (0.0%)
1,202	Titanium Metals Corp.	6,575

	Packaged Software (3.9%)
7,498	Adobe Systems, Inc. (a)	160,382
3,195	Autodesk, Inc. (a)	53,708
2,648	BMC Software, Inc. (a)	87,384

5,562	CA Inc.	97,947
3,481	Compuware Corp. (a)	22,940
4,520	Intuit Inc. (a)	122,040
2,157	McAfee Inc. (a)	72,260
107,055	Microsoft Corp.	1,966,600
4,875	Novell, Inc. (a)	20,768
53,313	Oracle Corp. (a)	963,366
1,482	Salesforce.com Inc. (a)	48,506
11,805	Symantec Corp. (a)	176,367
		3,792,268
	Personnel Services (0.1%)
1,740	Monster Worldwide Inc. (a)	14,181
2,191	Robert Half International, Inc.	39,066
		53,247
	Pharmaceuticals: Generic Drugs (0.1%)
4,303	Mylan Laboratories, Inc.	57,703
1,477	Watson Pharmaceuticals, Inc. (a)	45,949
		103,652
	Pharmaceuticals: Major (7.7%)
21,710	Abbott Laboratories	1,035,567
27,344	Bristol-Myers Squibb Co.	599,380
38,844	Johnson & Johnson	2,043,194
14,128	Eli Lilly & Co.	472,016
29,854	Merck & Co., Inc.	798,595
94,188	Pfizer, Inc.	1,282,841
22,955	Schering-Plough Corp.	540,590
18,802	Wyeth	809,238
		7,581,421
	Pharmaceuticals: Other (0.3%)
4,342	Allergan, Inc.	207,374
4,256	Forest Laboratories, Inc. (a)	93,462
3,480	King Pharmaceuticals, Inc. (a)	24,604
		325,440
	Precious Metals (0.5%)
5,526	Freeport-McMoRan Copper & Gold, Inc.	210,596
6,658	Newmont Mining Corp.	298,012
		508,608
	Property - Casualty Insurers (1.0%)
7,568	Allstate Corp. (The)	144,927
5,023	Chubb Corp. (The)	212,573
2,293	Cincinnati Financial Corp.	52,441
5,111	Loews Corp.	112,953
9,541	Progressive Corp. (The)	128,231
8,254	St. Paul Travelers Companies, Inc. (The)	335,443
4,671	XL Capital Ltd. (Class A) (Cayman Islands)	25,504
		1,012,072
	Publishing: Books/Magazines (0.0%)
510	Meredith Corp.	8,486

	Publishing: Newspapers (0.0%)
3,221	Gannett Co., Inc.	7,086
1,645	New York Times Co. (The) (Class A)	7,435
85	Washington Post Co. (The) (Class B)	30,354
		44,875
	Pulp & Paper (0.1%)
6,037	International Paper Co.	42,500
2,412	MeadWestvaco Corp.	28,920
		71,420
	Railroads (0.9%)
3,964	Burlington Northern Santa Fe Corp.	238,435
5,570	CSX Corp.	143,985
5,229	Norfolk Southern Corp.	176,479
7,151	Union Pacific Corp.	293,978
		852,877
	Real Estate Development (0.0%)
3,149	CB Richard Ellis Group, Inc. (Class A) (a)	12,690

	Real Estate Investment Trusts (0.8%)
1,642	Apartment Investment & Management Co. (Class A)	8,998
1,123	AvalonBay Communities, Inc.	52,848
1,706	Boston Properties, Inc.	59,761
3,841	Equity Residential	70,482
3,568	HCP INC	63,689
1,403	Health Care REIT, Inc.	42,918
7,379	Host Hotels & Resorts Inc.	28,926
3,234	Kimco Realty Corp.	24,643
2,355	Plum Creek Timber Co., Inc.	68,460
3,751	ProLogis	24,382
1,770	Public Storage, Inc.	97,793

3,264	Simon Property Group, Inc.	113,065
2,081	Ventas, Inc.	47,051
1,972	Vornado Realty Trust	65,549
		768,565
	Recreational Products (0.2%)
4,531	Electronic Arts Inc. (a)	82,419
1,749	Hasbro, Inc.	43,847
5,061	Mattel, Inc.	58,353
		184,619
	Regional Banks (0.3%)
8,155	Fifth Third Bancorp	23,813
2,975	First Horizon National Corp.	31,955
1,090	M&T Bank Corp.	49,312
3,676	Marshall & Ilsley Corp.	20,696
3,149	Northern Trust Corp.	188,373
1,629	Zions Bancorporation	16,013
		330,162
	Restaurants (1.2%)
1,959	Darden Restaurants, Inc.	67,115
15,464	McDonald’s Corp.	843,870
10,386	Starbucks Corp. (a)	115,388
6,532	Yum! Brands, Inc.	179,499
		1,205,872
	Savings Banks (0.2%)
7,361	Hudson City Bancorp, Inc.	86,050
4,911	People’s United Financial Inc.	88,251
		174,301
	Semiconductors (2.2%)
8,592	Advanced Micro Devices, Inc. (a)	26,206
4,199	Altera Corp.	73,692
4,112	Analog Devices, Inc.	79,238
6,272	Broadcom Corp. (Class A) (a)	125,315
77,604	Intel Corp.	1,167,940
3,131	Linear Technology Corp.	71,950
9,109	LSI Logic Corp. (a)	27,691
2,568	Microchip Technology Inc.	54,416
10,785	Micron Technology, Inc. (a)	43,787
2,755	National Semiconductor Corp.	28,294
7,584	NVIDIA Corp. (a)	74,778
18,307	Texas Instruments Inc.	302,249
3,868	Xilinx, Inc.	74,111
		2,149,667
	Services to the Health Industry (0.7%)
3,494	Express Scripts, Inc. (a)	161,318
2,568	IMS Health Inc.	32,023
1,525	Laboratory Corp. of America Holdings (a)	89,197
6,654	Medco Health Solutions Inc. (a)	275,076
2,237	Quest Diagnostics Inc.	106,213
1,208	Stericycle, Inc. (a)	57,658
		721,485
	Specialty Insurance (0.0%)
1,661	Assurant, Inc.	36,177
2,660	MBIA Inc.	12,183
		48,360
	Specialty Stores (0.5%)
1,523	AutoNation, Inc. (a)	21,139
540	AutoZone, Inc. (a)	87,815
3,667	Bed Bath & Beyond Inc. (a)	90,758
3,882	Office Depot, Inc. (a)	5,085
1,853	O’Reilly Automotive, Inc. (a)	64,874
10,074	Staples, Inc.	182,440
1,738	Tiffany & Co.	37,471
		489,582
	Specialty Telecommunications (0.4%)
5,602	American Tower Corp. (Class A) (a)	170,469
1,414	CenturyTel, Inc.	39,762
4,396	Frontier Communications Corp.	31,563
20,687	Qwest Communications International, Inc. (a)	70,750
6,205	Windstream Corp.	50,012
		362,556
	Steel (0.2%)
1,582	AK Steel Holding Corp. (a)	11,264
1,360	Allegheny Technologies, Inc.	29,825
4,433	Nucor Corp.	169,208
1,642	United States Steel Corp.	34,695
		244,992
	Telecommunication Equipment (1.4%)
1,275	Ciena Corp. (a)	9,920
21,949	Corning Inc.	291,263

1,901	Harris Corp.		55,015
32,003	Motorola, Inc.		135,373
22,913	QUALCOMM, Inc.		891,545
5,620	Tellabs, Inc. (a)		25,740
			1,408,856
	Tobacco (1.7%)
29,095	Altria Group, Inc.		466,102
2,373	Lorillard Inc.		146,509
28,212	Philip Morris International		1,003,783
2,387	Reynolds American, Inc.		85,550
			1,701,944
	Tools/Hardware (0.1%)
849	Black & Decker Corp.		26,794
811	Snap-On, Inc.		20,356
1,113	Stanley Works (The)		32,411
			79,561
	Trucks/Construction/Farm Machinery (0.7%)
8,518	Caterpillar Inc.		238,163
2,844	Cummins Inc.		72,380
6,030	Deere & Co.		198,206
1,841	Manitowoc Co., Inc.		6,020
5,121	PACCAR, Inc.		131,917
			646,686
	Wholesale Distributors (0.1%)
2,251	Genuine Parts Co.		67,215
913	Grainger (W.W.), Inc.		64,074
			131,289
	Total Common Stocks (Cost $108,644,266)		97,399,737

NUMBER OF
SHARES(000)
	Short-Term Investment (f) (1.5%)
	Investment Company
1,446	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,446,100)		1,446,100

	Total Investments (Cost $110,090,366) (g) (h)	100.1%	98,845,837
	Liabilities in Excess of Other Assets	(0.1)	(84,483)
	Net Assets	100.0%	$98,761,354

(a)	Non-income producing security.
(b)	A portion of this security has been physically segregated in connection with open futures contracts.
(c)

A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)	Consist of one or more class of securities traded as a unit: stocks with attached paired trust shares.
(e)	As of March 31, 2009, the cost of purchases of Metlife Inc. common stock, an affiliate of the Portfolio, was $7,612.
(f)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(g)	Securities have been designated as collateral in connection with open futures contracts.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at March 31, 2009:

		DESCRIPTION,
NUMBER OF		DELIVERY MONTH,	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	AND YEAR	AMOUNT AT VALUE	APPRECIATION

19	Long	S&P 500 Mini Index June 2009	$755,060	$20,597

Morgan Stanley Variable Series - S & P 500 Index

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$98,845,837	$98,845,837	—	—
Other Financial Instruments*	20,597	20,597	—	—
Total	$98,866,434	$98,866,434	$0	$0

* Other financial instruments include futures contracts.

The Portfolio held one level 3 security with a value of $0 for the entire period.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Global Advantage Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.8%)
	Australia (2.5%)
	Data Processing Services
35,461	Computershare Ltd. (b)	$216,797

	Bermuda (6.2%)
	Apparel/Footwear Retail
24,800	Esprit Holdings Ltd. (b)	128,024

	Multi-Line Insurance
8,102	Axis Capital Holdings Ltd.	182,619

	Wholesale Distributors
94,200	Li & Fung Ltd. (b)	221,267
	Total Bermuda	531,910

	China (1.3%) (b)
	Coal
47,500	China Shenhua Energy Company Ltd. (H Shares)	109,468

	Finland (1.3%)
	Electronic Components
4,861	Vacon Oyj (b)	116,290

	France (5.8%) (b)
	Food: Major Diversified
2,713	Groupe Danone	132,430

	Miscellaneous Commercial Services
3,412	Sodexo	155,356

	Pharmaceuticals: Other
5,509	Ipsen S.A.	211,789
	Total France	499,575

	Germany (8.6%) (b)
	Apparel/Footwear
4,815	Adidas AG	160,599

	Internet Software/Services
19,500	United Internet AG	162,814

	Medical/Nursing Services
6,139	Fresenius Medical Care AG & Co. KGaA	238,704

	Miscellaneous Commercial Services
27,493	Wirecard AG (a)	182,927
	Total Germany	745,044

	Ireland (1.0%)
	Pharmaceuticals: Other
5,400	Icon PLC (Sponsored ADR) (Ireland) (a)	87,210

	Israel (4.8%)
	Food: Specialty/Candy
14,534	Strauss Group Ltd. (b)	113,704

	Pharmaceuticals: Other
6,600	Teva Pharmaceutical Industries Ltd. (ADR)	297,330
	Total Israel	411,034

	Japan (5.0%) (b)
	Home Building
7,400	Daito Trust Construction Co., Ltd.	248,057

	Pharmaceuticals: Other
48	Eps Co Ltd.	182,592
	Total Japan	430,649

	Mexico (2.0%)
	Beverages: Non-Alcoholic
6,900	Fomento Economico Mexicano, S.A. de C.V. (ADR) (Units) (c)	173,949

	South Africa (1.9%) (b)
	Pharmaceuticals: Generic Drugs
33,300	Aspen Pharmacare Holdings Ltd. (a)	160,389

	South Korea (2.2%) (b)
	Internet Software/Services
1,728	NHN Corp. (a)	189,904

	Spain (4.2%) (b)
	Major Banks
17,353	Banco Santander S.A.	119,314

	Major Telecommunications
12,207	Telefonica S.A.	243,799
	Total Spain	363,113

	Switzerland (2.4%)
	Biotechnology
2,097	Lonza Group AG (Registered Shares) (b)	207,314

	United Kingdom (10.6%) (b)
	Beverages: Alcoholic
14,371	SABMiller PLC	214,281

	Investment Managers
25,620	Man Group PLC	80,419

	Major Banks
12,265	Standard Chartered PLC	152,140

	Miscellaneous Commercial Services
24,350	Intertek Group PLC	309,311

	Pharmaceuticals: Other
13,287	Shire PLC	162,082
	Total United Kingdom	918,233

	United States (38.0%)
	Beverages: Non-Alcoholic
4,200	PepsiCo, Inc.	216,216

	Biotechnology
4,800	Gilead Sciences, Inc.	222,336

	Chemicals: Agricultural
1,100	Monsanto Co.		91,410

	Computer Processing Hardware
2,463	Apple Inc.		258,910

	Electronic Components
7,400	Amphenol Corporation (Class A)		210,826
700	First Solar, Inc. (a)		92,890
			303,716
	Environmental Services
17,600	EnergySolutions Inc.		152,240

	Financial Conglomerates
5,750	Prudential Financial, Inc.		109,365

	Food: Meat/Fish/Dairy
24,900	Smart Balance Inc.		150,396

	Life/Health Insurance
8,400	AFLAC, Inc.		162,624

	Media Conglomerates
18,416	News Corp. (Class A)		121,914

	Medical Specialties
2,700	Bard (C.R.), Inc.		207,272
9,400	Qiagen N.V. (Netherlands) (a)		150,024
5,800	Thermo Fisher Scientific, Inc. (a)		206,886
5,800	West Pharmaceutical Services, Inc.		190,298
			754,480
	Miscellaneous Commercial Services
4,600	FTI Consulting Inc. (a)		227,608

	Specialty Stores
7,940	Staples, Inc.		143,793

	Wireless Telecommunications
12,100	Metropcs Communications Inc. (a)		206,668
11,100	NII Holdings Inc. (a)		166,500
			373,168
	Total United States		3,288,176

	Total Investments (Cost $11,581,931) (d)	97.8%	8,449,055
	Other Assets in Excess of Liabilities	2.2	191,305
	Net Assets	100.0%	$8,640,360

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with total market value equal to $4,419,771 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants. Security trades on a Hong Kong exchange.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at March 31, 2009:

				UNREALIZED
CONTRACTS TO		IN	DELIVERY	APPRECIATION
DELIVER		EXCHANGE FOR	DATE	(DEPRECIATION)

AUD	10,574	$7,309	04/01/09	$(44)
AUD	10,796	$7,492	04/03/09	(15)
CHF	7,787	$5,390	04/01/09	(1,451)
EUR	26,131	$34,728	04/01/09	10
EUR	3,090	$4,104	04/03/09	(1)
GBP	15,843	$22,727	04/01/09	(5)
JPY	696,604	$7,070	04/01/09	32
JPY	732,532	$7,484	04/01/09	84
JPY	998,167	$10,070	04/03/09	(14)
ZAR	56,171	$5,938	04/01/09	8
ZAR	33,383	$3,553	04/02/09	28
ZAR	52,248	$5,418	04/03/09	(97)
ZAR	52,469	$5,510	04/07/09	(29)
	Net Unrealized Depreciation			$(1,494)

Currency Abbreviations :

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
ZAR	South African Rand

Morgan Stanley Variable Investment Series - Global Advantage Portfolio

Summary of Investments March 31, 2009 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Pharmaceuticals: Other	$941,003	11.1%
Miscellaneous Commercial Services	875,202	10.4
Medical Specialties	754,480	8.9
Biotechnology	429,649	5.1
Electronic Components	420,006	5.0
Beverages: Non-Alcoholic	390,165	4.6
Wireless Telecommunications	373,168	4.4
Internet Software/Services	352,718	4.2
Major Banks	271,454	3.2
Computer Processing Hardware	258,910	3.1
Home Building	248,057	2.9
Major Telecommunications	243,799	2.9
Medical/Nursing Services	238,704	2.8
Wholesale Distributors	221,267	2.6
Data Processing Services	216,798	2.6
Beverages: Alcoholic	214,281	2.5
Multi-Line Insurance	182,619	2.2
Life/Health Insurance	162,624	1.9
Apparel/Footwear	160,599	1.9
Pharmaceuticals: Generic Drugs	160,389	1.9
Environmental Services	152,240	1.8
Food: Meat/Fish/Dairy	150,396	1.8
Specialty Stores	143,793	1.7
Food: Major Diversified	132,430	1.6
Apparel/Footwear Retail	128,024	1.5
Media Conglomerates	121,914	1.4
Food: Specialty/Candy	113,704	1.3
Coal	109,468	1.3
Financial Conglomerates	109,365	1.3
Chemicals: Agricultural	91,410	1.1
Investment Managers	80,419	1.0

	$8,449,055	100.0%

Morgan Stanley Variable Investment Series - Global Advantage Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$8,449,055	$4,029,284	$4,419,771	—
Other Financial Instruments*	(1,494)	—	(1,494)	—
Total	$8,447,561	$4,029,284	$4,418,277	$0

* Other financial instruments include forward contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.6%)
	Air Freight/Couriers (2.9%)
23,997	Expeditors International of Washington, Inc.	$678,875

	Biotechnology (8.0%)
27,426	Illumina, Inc. (a)	1,021,344
15,054	Techne Corp. (a)	823,604
		1,844,948
	Casino/Gaming (1.4%)
15,733	Wynn Resorts, Ltd. (a)	314,188

	Chemicals: Agricultural (7.4%)
20,510	Monsanto Co.	1,704,381

	Computer Processing Hardware (5.3%)
11,541	Apple Inc. (a)	1,213,190

	Construction Materials (0.8%)
27,723	Cemex SAB de C.V. (ADR) (Mexico) (a)	173,269

	Finance Energy (1.8%)
30,929	Brookfield Infrastructure LP (Bermuda)	408,881

	Finance/Rental/Leasing (7.7%)
6,900	Mastercard Inc. Class A (a)	1,155,612
49,514	Redecard SA (Brazil)	599,995
		1,755,607
	Financial Conglomerates (5.6%)
57,598	Brookfield Asset Management Inc. (Class A) (Canada)	793,700
33,071	Leucadia National Corp. (a)	492,427
		1,286,127
	Financial Publishing/Services (1.9%)
12,838	Morningstar, Inc. (a)	438,418

	Home Building (0.5%)
11,122	Gafisa S.A. (ADR) (Brazil)	111,109

	Internet Retail (9.9%)
23,751	Amazon.com, Inc. (a)	1,744,273
19,123	Ctrip.com International Ltd. (ADR) (Cayman Islands)	523,970
		2,268,243
	Internet Software/Services (13.4%)
3,341	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	590,021
4,513	Google Inc. (Class A) (a)	1,570,795
123,400	Tencent Holdings Ltd. (Cayman Islands) (c)	916,881
		3,077,697
	Investment Banks/Brokers (9.4%)
111,264	BM&F Bovespa SA (Brazil)	338,146
2,036	CME Group Inc.	501,650
17,769	Greenhill & Co., Inc.	1,312,241
		2,152,037
	Miscellaneous Commercial Services (3.7%)
12,769	Corporate Executive Board Co. (The)	185,151
21,738	Costar Group, Inc. (a)	657,575
		842,726
	Oil & Gas Production (9.1%)
34,691	Southwestern Energy Co. (a)	1,029,975
29,428	Ultra Petroleum Corp. (Canada) (a)	1,056,171
		2,086,146
	Telecommunication Equipment (1.9%)
10,379	Research In Motion Ltd. (Canada) (a)	447,024

	Wholesale Distributors (3.1%)
302,000	Li & Fung Ltd. (Bermuda) (b) (c)		709,369

	Wireless Telecommunications (1.8%)
15,450	America Movil SAB de C.V. (Series L) (ADR) (Mexico)		418,386

	TOTAL COMMON STOCKS (Cost $28,640,710)		21,930,621

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (3.7%)
	Investment Company (d)
858	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $857,916)		857,916

	TOTAL INVESTMENTS (Cost $29,498,626) (e)	99.3%	22,788,537
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	152,624
	NET ASSETS	100.0%	$22,941,161

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)

Securities with total market value equal to $1,626,250 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$22,788,537	$21,162,287	$1,626,250	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (60.3%)
	Advertising/Marketing Services (0.5%)
34,400	Omnicom Group, Inc.	$804,960

	Aerospace & Defense (2.3%)
44,745	Northrop Grumman Corp.	1,952,672
50,335	Raytheon Co.	1,960,045
		3,912,717
	Airlines (0.7%)
82,580	Continental Airlines, Inc. (Class B) (a)	727,530
83,340	Southwest Airlines Co.	527,542
		1,255,072
	Biotechnology (2.6%)
27,470	Celgene Corp. (a)	1,219,668
40,120	Gilead Sciences, Inc. (a)	1,858,358
49,595	Vertex Pharmaceuticals Inc. (a)	1,424,864
		4,502,890
	Computer Communications (0.8%)
84,855	Cisco Systems, Inc. (a)	1,423,018

	Computer Peripherals (0.9%)
135,970	EMC Corp. (a)	1,550,058

	Computer Processing Hardware (1.5%)
24,330	Apple Inc. (a)	2,557,570

	Contract Drilling (0.7%)
18,545	Diamond Offshore Drilling, Inc.	1,165,739

	Department Stores (0.5%)
19,240	Kohl’s Corp. (a)	814,237

	Discount Stores (0.6%)
21,170	Costco Wholesale Corp.	980,594

	Electric Utilities (0.2%)
16,690	American Electric Power Co., Inc.	421,589

	Electrical Products (0.5%)
29,630	Emerson Electric Co.	846,825

	Electronic Production Equipment (0.6%)
66,410	Applied Materials, Inc.	713,907
16,430	KLA-Tencor Corp.	328,600
		1,042,508
	Electronics/Appliances (0.7%)
60,720	Sony Corp. (ADR) (Japan)	1,252,654

	Finance/Rental/Leasing (0.5%)
17,360	VISA Inc. (Class A)	965,216

	Financial Conglomerates (1.1%)
421,740	Citigroup, Inc.	1,067,002
28,860	JPMorgan Chase & Co.	767,099
		1,834,101
	Food: Major Diversified (2.4%)
54,590	Kellogg Co.	1,999,632
96,315	Kraft Foods Inc. (Class A)	2,146,861
		4,146,493
	Home Building (0.6%)
99,510	Gafisa S.A. (ADR) (Brazil)	994,105

	Home Improvement Chains (0.6%)
58,815	Lowe’s Companies, Inc.	1,073,374

	Household/Personal Care (0.8%)
22,365	Colgate-Palmolive Co.	1,319,088

	Information Technology Services (1.8%)
31,978	International Business Machines Corp.	3,098,348

	Integrated Oil (1.9%)
23,260	Exxon Mobil Corp.	1,584,006
30,325	Hess Corp.	1,643,615
		3,227,621
	Internet Retail (0.5%)
29,440	GameStop Corp (Class A) (a)	824,909

	Internet Software/Services (0.7%)
3,295	Google Inc. (Class A) (a)	1,146,858

	Investment Banks/Brokers (1.6%)
31,090	Lazard Ltd. (Class A) (Bermuda)	914,046
117,856	Schwab (Charles) Corp. (The)	1,826,768
		2,740,814

	Investment Managers (0.5%)
57,390	AllianceBernstein Holding LP	844,781

	Major Banks (1.2%)
294,245	Bank of America Corp.	2,006,751

	Major Telecommunications (0.8%)
56,430	AT&T Inc.	1,422,036

	Medical Specialties (5.2%)
24,780	Bard (C.R.), Inc.	1,975,462
37,290	Covidien Ltd.	1,239,520
72,565	St. Jude Medical, Inc. (a)	2,636,286
59,786	Thermo Fisher Scientific, Inc. (a)	2,132,567
24,670	Zimmer Holdings, Inc. (a)	900,455
		8,884,290
	Miscellaneous Commercial Services (0.8%)
178,220	E-House China Holdings Ltd (ADR) (China)	1,384,769

	Motor Vehicles (0.6%)
41,110	Honda Motor Co., Ltd. (ADR) (Japan)	974,307

	Oilfield Services/Equipment (1.5%)
45,285	Halliburton Co.	700,559
32,865	Smith International, Inc.	705,940
101,100	Weatherford International Ltd.	1,119,177
		2,525,676
	Other Consumer Services (0.4%)
50,930	eBay Inc. (a)	639,681

	Packaged Software (4.9%)
121,270	Microsoft Corp. (a)	2,227,730
179,520	Oracle Corp. (a	3,243,926
98,365	Sybase, Inc. (a)	2,979,476
		8,451,132
	Pharmaceuticals: Major (1.3%)
42,130	Johnson & Johnson	2,216,038

	Precious Metals (4.8%)
61,280	Barrick Gold Corp. (Canada)	1,986,698
44,000	Freeport-McMoRan Copper & Gold, Inc.	1,676,840
103,070	Goldcorp Inc. (Canada)	3,434,292
63,240	Kinross Gold Corp. (Canada)	1,130,099
		8,227,929
	Property - Casualty Insurers (0.3%)
12,610	Chubb Corp. (The)	533,655

	Recreational Products (1.3%)
214,500	Activision Blizzard Inc.	2,243,670

	Restaurants (1.5%)
46,340	McDonald’s Corp.	2,528,774

	Semiconductors (2.1%)
126,830	Intel Corp.	1,908,791
191,441	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	1,713,394
		3,622,185
	Specialty Stores (0.3%)
25,560	Staples, Inc.	462,892

	Specialty Telecommunications (1.2%)
201,110	Qwest Communications International, Inc. (a)	687,796
180,329	Windstream Corp.	1,453,452
		2,141,248
	Steel (0.8%)
96,365	AK Steel Holding Corp. (a)	686,119
34,250	United States Steel Corp.	723,703
		1,409,822
	Telecommunication Equipment (1.8%)
163,040	Corning Inc.	2,163,541
73,430	Nokia Corp. (ADR) (Finland)	856,928
		3,020,469
	Tobacco (1.9%)
73,880	Altria Group, Inc.	1,183,558
57,135	Philip Morris International	2,032,863
		3,216,421
	Trucks/Construction/Farm Machinery (0.3%)
17,725	PACCAR, Inc.	456,596

	Wireless Telecommunications (1.2%)
121,815	Metropcs Communications Inc. (a)	2,080,600

	Total Common Stocks (Cost $104,513,090)	103,195,080

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (8.0%)
	Accident & Health Insurance (0.0%)
65	Travelers Co. Inc.	5.80%	05/15/18	63,177

	Aerospace & Defense (0.1%)
40	Boeing Co.	6.00	03/15/19	41,160
98	Systems 2001 Asset Trust - 144A (Cayman Islands) (b)	6.664	09/15/13	91,860
				133,020
	Agricultural Commodities/Milling (0.0%)
55	Archer Daniels	5.45	03/15/18	55,133

	Airlines (0.1%)
158	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	100,207

	Beverages - Brewers (0.0%)
55	Coca-Cola Co.	4.875	03/15/19	55,690

	Beverages: Alcoholic (0.1%)
50	Diageo Capital PLC	5.75	10/23/17	51,056
40	Diageo Capital PLC	7.375	01/15/14	43,993
95	FBG Finance Ltd. - 144A (Australia) (b)	5.125	06/15/15	80,963
				176,012
	Biotechnology (0.1%)
45	Amgen Inc.	5.70	02/01/19	45,790
90	Amgen Inc.	5.85	06/01/17	92,309
60	Biogen Idec, Inc.	6.875	03/01/18	57,159
				195,258
	Brewery (0.0%)
50	Anheuser-Busch	7.20	01/15/14	52,446

	Broadcasting (0.1%)
100	Grupo Televisa SA	6.00	05/15/18	91,104

	Cable/Satellite TV (0.1%)
165	Comcast Corp.	5.70	05/15/18	155,031
30	Comcast Corp.	6.50	01/15/15	29,867
				184,898
	Chemicals: Agricultural (0.0%)
25	Monsanto Co.	5.125	04/15/18	25,288

	Chemicals: Major Diversified (0.0%)
55	DuPont (EI) De Nemours	6.00	07/15/18	55,324

	Computer Communications (0.1%)
65	Cisco Systems Inc.	4.95	02/15/19	64,075
25	Cisco Systems Inc.	5.90	02/15/39	23,047
				87,122
	Computer Processing Hardware (0.1%)
60	Hewlett-Packard Co.	4.75	06/02/14	60,725
20	Hewlett-Packard Co.	5.50	03/01/18	20,545
				81,270
	Construction Materials (0.0%)
75	CRH America Inc.	6.00	09/30/16	52,955

	Data Processing Services (0.0%)
10	Western Union Co.	6.50	02/26/14	40,522

	Discount Stores (0.1%)
120	Wal Mart Stores Inc.	4.25	04/15/13	126,324
80	Wal Mart Stores Inc.	4.125	02/01/19	77,548
				203,872
	Diversified Manufacturing (0.1%)
200	Tyco Electronics Group	5.95	01/15/14	164,108

	Drugstore Chains (0.1%)
156	CVS Lease Pass Through - 144A (b)	6.036	12/10/28	117,780
60	Walgreen Co.	5.25	01/15/19	60,291
				178,071
	Education (0.0%)
65	Duke University	5.15	04/01/19	65,328

	Electric Utilities (0.6%)
50	Alabama Power	5.80	11/15/13	53,751
55	CenterPoint Energy Resources, Corp.	6.25	02/01/37	36,476
25	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	25,617
55	Detroit Edison Co. (The)	6.125	10/01/10	56,652
105	E. ON International Finance BV	5.80	04/30/18	103,462
95	Electricite de France 144A (b)	6.50	01/26/19	98,040
45	FPL Group Capital Inc.	6.00	03/01/19	46,142
65	Ohio Edison Co.	6.40	07/15/16	62,044
50	Ohio Power Company (Series K)	6.00	06/01/16	48,136
30	PACIFICORP	5.50	01/15/19	30,771
55	Peco Energy Co.	5.35	03/01/18	53,439
55	PPL Energy Supply Co.	6.30	07/15/13	55,089
35	Progress Energy Note	5.30	01/15/19	35,501
35	Progress Energy Inc.	7.05	03/15/19	35,722
45	Public Service Co. of Colorado	6.50	08/01/38	48,443
50	Public Service Electric & Gas Co. (Series B)	5.00	01/01/13	50,930
55	Texas Eastern Transmission	7.00	07/15/32	50,327
45	Union Electric Co.	6.70	02/01/19	42,939

95	Virginia Electric & Power Co.	8.875	11/15/38	116,489
				1,049,970
	Electrical Products (0.1%)
90	Cooper Industries, Inc.	5.25	11/15/12	92,680
40	Emerson Electric Co.	4.875	10/15/19	40,527
				133,207
	Electronic Components (0.0%)
65	Philips Electronics NV	5.75	03/11/18	64,013

	Electronic Equipment/Instruments (0.0%)
65	Xerox Corp.	6.35	05/15/18	48,502

	Electronic Production Equipment (0.0%)
50	KLA Instruments Corp.	6.90	05/01/18	39,585

	Electronics/Appliances (0.0%)
80	LG Electronics Inc. - 144A (South Korea) (b)	5.00	06/17/10	75,739

	Finance (0.1%)
100	Pearson Dollar Finance Two PLC - 144A (b)	6.25	05/06/18	87,020

	Finance/Rental/Leasing (0.1%)
125	Nationwide Building Society - 144A (United Kingdom) (b)	4.25	02/01/10	123,855
75	SLM Corp.	8.45	06/15/18	40,561
				164,416
	Financial Conglomerates (0.4%)
120	American Express Credit Corp.	7.30	08/20/13	111,492
35	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	23,659
110	Citigroup Inc.	5.875	05/29/37	84,722
185	Citigroup Inc.	6.125	11/21/17	160,653
70	Citigroup Inc.	6.125	05/15/18	60,520
325	General Electric Capital Corp.	5.625	05/01/18	283,076
65	JPMorgan Chase & Co.	4.75	05/01/13	63,063
215	JPMorgan Chase & Co.	6.00	01/15/18	217,536
40	Prudential Financial, Inc.	6.625	12/01/37	21,692
				1,026,413
	Food Retail (0.1%)
15	Delhaize America, Inc.	9.00	04/15/31	15,982
50	Delhaize America, Inc.	5.875	02/01/14	50,037
40	Kroger Co. (The)	5.00	04/15/13	40,180
10	Kroger Co. (The)	6.40	08/15/17	10,282
				116,481
	Food: Major Diversified (0.2%)
30	ConAgra Foods, Inc.	7.00	10/01/28	29,087
55	ConAgra Foods, Inc.	8.25	09/15/30	58,964
55	General Mills Inc.	5.25	08/15/13	56,869
50	General Mills Inc.	5.65	02/15/19	50,999
10	Kraft Foods Inc.	6.125	02/01/18	10,040
115	Kraft Foods Inc.	6.125	08/23/18	115,479
5	Kraft Foods Inc.	6.75	02/19/14	5,411
10	Kraft Foods Inc.	7.00	08/11/37	9,944
				336,793
	Foods & Beverages (0.0%)
65	Dr. Pepper Snapple Group - 144A (b)	6.82	05/01/18	61,449

	Gas Distributors (0.2%)
40	Equitable Resources Inc.	6.50	04/01/18	35,358
75	NiSource Finance Corp.	6.80	01/15/19	60,372
130	NiSource Finance Corp.	1.821(d)	11/23/09	124,051
95	Questar Market Resources Inc.	6.80	04/01/18	85,173
				304,954
	Home Improvement Chains (0.1%)
105	Home Depot Inc.	5.40	03/01/16	94,516

	Household/Personal Care (0.1%)
20	Procter & Gamble Co.	4.60	01/15/14	21,189
95	Procter & Gamble Co.	4.70	02/15/19	96,012
				117,201
	Industrial Conglomerates (0.2%)
370	General Electric Co.	5.25	12/06/17	342,761
70	Honeywell International Inc.	5.30	03/01/18	71,669
				414,430
	Industrial Machinery (0.0%)
65	Parker-Hannifin Corp.	5.50	05/15/18	63,641

	Industrial Specialties (0.0%)
35	Cox Communications Inc.	8.375	03/01/39	32,925

	Information Technology Services (0.1%)
100	IBM Corp.	7.625	10/15/18	114,919

	Insurance Brokers/Services (0.1%)
140	Farmers Exchange Capital - 144A (b)	7.05	07/15/28	85,121

	Integrated Oil (0.1%)
85	Chevron Corp.	4.95	03/03/19	87,038
120	ConcoPhillips	5.20	05/15/18	119,006
20	ConcoPhillips	5.75	02/01/19	20,170
20	Petro-Canada	6.05	05/15/18	17,227
				243,441
	International Banks (0.0%)
65	UBS AG	5.875	12/20/17	55,997

	Investment Banks/Brokers (0.5%)
130	Bearstearns Co. Inc.	7.25	02/01/18	134,471
60	Bearstearns Co. Inc.	6.40	10/02/17	58,489
110	Goldman Sachs Group Inc. (The)	6.75	10/01/37	74,578
250	Goldman Sachs Group Inc. (The)	6.15	04/01/18	228,736
225	Merrill Lynch & Co. (Series MTN)	6.875	04/25/18	176,245
90	NYSE Euronext	4.80	06/28/13	89,983
				762,502
	Life/Health Insurance (0.0%)
75	Metlife Inc.	6.817	08/15/18	64,497

	Major Banks (0.6%)
85	Bank of America Corp.	5.65	05/01/18	71,033
185	Bank of America Corp.	5.75	12/01/17	155,613
90	Bank of New York Mellon Corp. (Series MTN)	4.50	04/01/13	89,270
50	Bank of New York Mellon Corp.	5.125	08/27/13	51,225
40	Credit Suisse New York	6.00	02/15/18	34,946
45	Credit Suisse USA Inc.	5.125	08/15/15	41,813
130	HBOS PLC - 144A (b)	6.75	05/21/18	100,441
115	HSBC Finance Corp.	6.75	05/15/11	102,550
125	Popular North America, Inc. (Series F)	5.65	04/15/09	124,898
130	Wachovia Capital Trust III	5.80	(f)	46,816
55	Wachovia Corp.	5.50	05/01/13	50,758
235	Wells Fargo Company	5.625	12/11/17	214,774
				1,084,137
	Major Telecommunications (0.6%)
50	AT&T Corp.	8.00	11/15/31	54,457
20	AT&T Inc .	5.60	05/15/18	19,496
145	AT&T Inc .	6.30	01/15/38	127,717
60	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	64,258
40	France Telecom S.A. (France)	8.50	03/01/31	50,573
55	Rogers Communications	6.80	08/15/18	55,066
95	SBC Communications, Inc.	6.15	09/15/34	83,481
55	Sprint Capital Corp.	8.75	03/15/32	37,125
45	Telecom Italia Capital SA (Luxembourg)	4.95	09/30/14	38,899
45	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	40,854
55	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	54,173
125	Telefonica Europe BV (Netherlands)	8.25	09/15/30	137,837
145	Verizon Communications	5.50	02/15/18	138,325
120	Verizon Communications	6.35	04/01/19	118,769
50	Verizon Communications	8.95	03/01/39	57,624
25	Verizon Wireless Capital	5.55	02/01/14	25,047
				1,103,701

	Managed Health Care (0.1%)
80	Unitedhealth Group	6.00	02/15/18	76,990
10	WellPoint Inc.	7.00	02/15/19	10,023
				87,013
	Marine Shipping (0.1%)
40	Union Pacific Corp.	6.125	02/15/20	39,010
75	Union Pacific Corp.	7.875	01/15/19	82,855
				121,865
	Media Conglomerates (0.3%)
90	News America Inc. - 144A (b)	6.90	03/01/19	84,124
140	Time Warner Cable Inc.	6.75	07/01/18	131,639
25	Time Warner Cable Inc.	8.25	04/01/19	25,734
65	Time Warner Cable Inc.	8.75	02/14/19	69,134
115	Time Warner, Inc.	5.875	11/15/16	109,001
65	Viacom, Inc.	6.875	04/30/36	47,543
80	Vivendi - 144A (b)	6.625	04/04/18	73,463
				540,638
	Medical Specialties (0.0%)
20	Baxter International	5.375	06/01/18	20,596

	Motor Vehicles (0.1%)
80	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	71,703
50	Harley-Davidson Funding - 144A (b)	6.80	06/15/18	32,490
				104,193
	Multi-Line Insurance (0.1%)
190	AIG SunAmerica Global Financing VI - 144A (b)	6.30	05/10/11	144,903
225	Two-Rock Pass Through - 144A (Bahamas) (b)	2.168(d)	(e)	326
				145,229
	Oil & Gas Pipelines (0.1%)
20	Colorado Interstate Gas Co.	6.80	11/15/15	18,848
65	Enterprise Products Operation	6.50	01/31/19	59,830
100	GAZ Capital SA - 144A (luxembourg) (b)	6.51	03/07/22	65,000
130	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	94,325
				238,003
	Oil & Gas Production (0.1%)
15	Apache Corp.	6.90	09/15/18	16,386
70	Devon Financing Corp.	7.875	09/30/31	71,715
50	Encana Corp.	5.90	12/01/17	47,270
95	XTO Energy Corp.	5.50	06/15/18	88,395
				223,766
	Oil Refining/Marketing (0.1%)
85	Valero Energy Corp.	3.50	04/01/09	85,000

	Oil Related (0.0%)
55	Tranocean Inc.	6.00	03/15/18	51,904

	Oilfield Services/Equipment (0.0%)
70	Weatherford International Inc.	6.00	03/15/18	57,218

	Other Metals/Minerals (0.1%)
70	Brascan Corp. (Canada)	7.125	06/15/12	58,139
40	Rio Tinto Finance (USA) Ltd. (Australia)	6.50	07/15/18	35,065
				93,204
	Packaged Software (0.1%)
85	Oracle Corp.	5.75	04/15/18	88,864

	Pharmaceuticals: Major (0.4%)
70	Astrazeneca PLC	5.90	09/15/17	74,242
100	Bristol-Myers Squibb	5.45	05/01/18	102,770
105	Glaxosmithkline Capital Inc.	5.65	05/15/18	107,890
70	Novartis Capital Corp.	4.125	02/10/14	71,611
180	Pfizer Inc.	6.20	03/15/19	192,187
115	Roche Holdings Inc. - 144A (b)	6.00	03/01/19	118,586
15	Wyeth	5.45	04/01/17	15,034
				682,320
	Property - Casualty Insurers (0.2%)
80	Ace Ina Holdings	5.60	05/15/15	74,677
140	Berkshire Hathaway Finance Corp. - 144A (b)	5.40	05/15/18	139,308
25	Chubb Corp.	5.75	05/15/18	24,729
85	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	54,034
130	Xlliac Global Funding - 144A (b)	4.80	08/10/10	109,860
				402,608

	Railroads (0.1%)
25	Canadian National Railway Co.	5.55	05/15/18	25,626
20	Canadian National Railway Co.	5.55	03/01/19	20,597
100	Korea Railroad Corp. - 144A (b)	5.375	05/15/13	87,658
45	Norfolk Southern Corp.	5.75	01/15/16	45,277
				179,158
	Restaurants (0.1%)
15	McDonalds Corp.	5.00	02/01/19	15,631
60	Tricon Global Restaurants, Inc.	8.875	04/15/11	64,043
30	YUM! Brands Inc.	6.25	03/15/18	28,020
				107,694
	Savings Banks (0.1%)
75	Household Finance Corp.	6.375	10/15/11	64,876
155	Sovereign Bancorp, Inc.	1.728	03/23/10	141,629
				206,505
	Services to the Health Industry (0.0%)
60	Medco Health Solutions	7.125	03/15/18	59,645

	Steel (0.0%)
75	ArcelorMittal - 144A (b)	6.125	06/01/18	54,345

	Tobacco (0.1%)
35	Altria Group Inc.	9.25	08/06/19	37,485
50	Bat International Finance PLC- 144A (b)	9.50	11/15/18	56,901
80	Phillip Morris International	5.65	05/16/18	79,629
				174,015
	Trucks/Construction/Farm Machinery (0.1%)
30	Caterpillar Financial Services	4.90	08/15/13	28,582
60	John Deere Capital Corp.	5.75	09/10/18	57,078
				85,660
	Wireless Telecommunications (0.0%)
45	Vodafone Group PLC.	5.625	02/27/17	44,669

	Total Corporate Bonds (Cost $15,094,820)			13,660,487

	U.S. Government Agencies - Mortgage-Backed Securities (0.3%)
	Federal Home Loan Mortgage Corp. (PC) Gold
3		6.50	05/01/29-12/01/31	2,805
155		8.00	11/01/30	168,142
	Federal National Mortgage Association
2		6.50	11/01/29	2,483
172		7.50	09/01/30-10/01/32	186,063
55		8.00	03/01/30-05/01/31	60,084
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $406,665)			419,577

	U.S. Government Agencies & Obligations (9.8%)
	Federal Home Loan Mortgage Corp.
3,600		2.875	12/11/13	3,684,064
	Federal National Mortgage Association
250		6.75	03/15/31	334,538
	U.S. Treasury Bond
273		4.75	08/15/17	319,410
712		6.25	08/15/23	936,948
	U.S. Treasury Note
1,365		3.50	02/15/39	1,349,225
908		4.00	08/15/18	1,009,299
292		1.50	12/31/13	291,361
765		1.75	01/31/14	770,441
152		2.75	02/15/19	152,879
750		1.875	02/28/14	758,440
2,400		1.375	03/15/12	2,417,438
1,000		0.875	03/31/11	1,001,641
	U.S. Treasury Strip
1,925		0.00	11/15/19	1,350,765
1,225		0.00	11/15/21	775,701
930		0.00	05/15/21	602,159
1,630		0.00	11/15/21	1,032,157
	Total U.S. Government Agencies & Obligations (Cost $16,310,882)			16,786,466

	Asset-Backed Securities (0.5%)
236	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98	05/15/11	236,339
137	Capital Auto Receivables Assets Trust 2007-SN1 Class A3B	.616(d)	07/15/10	131,320
64	Capital One Auto Finance Trust 2006-C A3A	5.07	07/15/11	63,133
58	CIT Equipment Collateral 2006-VT2 A3	5.07	02/20/10	58,151
117	GS Auto Loan Trust 2006-1 A3	5.37	12/15/10	118,281
106	Harley Davidson Motorcycle Trust 2005-3 A2	4.41	06/15/12	103,612
91	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	89,248
	Total Asset-Backed Securities (Cost $809,631)			800,084

	Foreign Government Obligation (0.1%)
230	Brazilian Government International Bond (Cost $234,830)	6.00	01/17/17	230,575

	Investment Trust/Mutual Funds (3.0%)
79,630	Ishares FTSE/Xinhya China 25 Index Fund			2,271,844
28,845	Proshares Ultrashort Financial			2,831,425
	Total Investment Trust/Mutual Funds (Cost $5,699,725)			5,103,269

NUMBER OF
CONTRACTS
	Call Options Purchased (0.0%)
66	2 Year Mid CRV Euro September/2009 @ 97.75 (Cost $51,124)			42,075

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (g) (18.6%)
	U.S. Government Agencies & Obligations (1.0%)
$1,758	U.S. Treasury Bills (Cost $1,757,657) (c)	0.04-0.34	05/15/09	1,757,657

NUMBER OF
SHARES (000)
	Investment Company (h) (17.6%)
30,136	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio — Institutional Class (Cost $30,136,088)			30,136,088

	Total Short-Term Investments (Cost $31,893,745)			31,893,745

	Total Investments (Cost $175,014,512) (i) (j)
	Total Written Options Outstanding		100.5%	172,131,358
	(Premiums $8,150)		(0.0)	(5,363)
	Liabilities in Excess of Other Assets		(0.5)	(893,567)
	Net Assets		100.0%	$171,232,428

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
MTN	Medium-Term Note.
PC	Participation Certificate.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)	A portion of this security has been physically segregated in connection with open future contracts.
(d)	Variable rate security. Rate shown is the rate in effect at March 31, 2009.
(e)	Foreign security issued with perpetual maturity.
(f)	Security issued with perpetual maturity.
(g)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(h)	The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.
Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional LiquidityFunds -Money Market Portfolio -
Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.
(i)	Securities have been designated as collateral in connection with open futures contracts and open swap contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $16,031,368 and the aggregate gross unrealized depreciation is $18,949,567, resulting in net unrealized depreciation of $2,918,199.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Interest Rate Swap Contracts Open at March 31, 2009:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)
Barclays Bank***	$1,225	Floating Rate 0.000 #	Fixed Rate 0.000 **	November 15, 2021	8,719

Barclays Bank***	676	Floating Rate 0.000 #	Fixed Rate 0.000 **	November 15, 2021	(72,998)

Barclays Bank***	435	Floating Rate 0.000 #	Fixed Rate 0.000 **	November 15, 2019	(44,865)

Barclays Bank***	710	Floating Rate 0.000 #	Fixed Rate 0.000 **	November 15, 2019	(138,954)

Bank of America N.A.***	930	Floating Rate 0.000 #	Fixed Rate 0.000 **	May 15 ,2021	(76,214)

JPMorgan Chase Bank N.A. New York ***	456	Floating Rate 0.000 #	Fixed Rate 0.000 **	November 15, 2019	2,138

JPMorgan Chase Bank N.A. New York ***	908	Floating Rate 0.000 #	Fixed Rate 0.000 **	November 15, 2021	3,313

JPMorgan Chase Bank N.A. New York ***	523	Floating Rate 0.000 #	Fixed Rate 0.000 **	May 15 ,2021	(176,963)

UBS AG***	300	Floating Rate 0.000 #	Fixed Rate 0.000 **	November 15, 2019	(108,712)

UBS AG***	480	Floating Rate 0.000 #	Fixed Rate 0.000 **	November 15, 2019	1,725

	Net Unrealized Depreciation				$(602,811)

EUR   Euro.

#	Floating rate based on USD-3 Month LIBOR.
^	Floating rate based on EUR-6 Month EURIBOR.
**	Portfolio will make payments of $409,028, $279,388, $179,658, $548,628, $275,331, $179,658, $294,819, $722,331, $407,275 and $194,750, respectively on termination date.
***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Futures Contracts Open at March 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
4	Long	U.S.Treasury Notes 5 Year,
		June 2009	$475,063	$7,859
32	Long	U.S.Treasury Notes 2 Year,
		June 2009	6,972,500	33,443
4	Long	90Day Euro$ Futures
		March 2011	980,300	3,955
2	Long	90Day Euro$ Futures
		June 2011	489,175	2,126
2	Long	90Day Euro$ Futures
		September 2011	488,200	2,225
2	Long	90Day Euro$ Futures
		December 2011	487,125	2,188
2	Short	90Day Euro$ Futures
		December 2011	(486,230)	(200)
29	Short	U.S.Treasury Notes 10 Year,
		June 2009	(3,598,266)	(86,684)
12	Short	U.S.Treasury Bonds 30 Year,
		June 2009	(1,556,438)	(7,761)
		Net Unrealized Depreciation		$(42,849)

Morgan Stanley Variable Investment Series - Strategist Portfolio

March 31, 2009

			PERCENT OF
SUMMARY OF INVESTMENTS			TOTAL
PORTFOLIO COMPOSITION	MARKET VALUE		INVESTMENTS
Common Stocks	$108,298,349		62.9%
Short-Term Investments	30,136,088		17.5
U.S. Government Agencies and Obligations	18,963,700		11.0
Corportate Bonds	13,660,487		7.9
Asset-Backed Securities	800,084		0.5
Foreign Government Obligations	230,575		0.2
Put Option Purchased	42,075		0.0

TOTAL INVESTMENTS	$172,131,358	^	100.00%

^ Does not include open long/short futures contracts with an underlying face amount of $16,641,270 with unrealized depreciation of $38,135, and open swap contracts with net unrealized depreciation of $602,811.

Options Written as of March 31, 2009:

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE
66	2 YR MID-CRV EURO$	98.5	September 2009	$8,150	$5,363

Morgan Stanley Variable Investment Series - Strategist Portfolio

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$172,089,281	$138,434,435	$33,654,846
Other Financial Instruments*	(608,948)	(6,137)	(602,811)	—
Total	$171,480,333	$138,428,298	$33,052,035	$0

* Other financial instruments include futures, options, and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$114,063
Net purchases (sales)	(204,085)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	333,098
Realized gains (losses)	(243,076)
Ending Balance	$0

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2009